UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 91.6%
Alabama — 2.3%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB Refunding for Russell Hospital Corp. Series 2006 A (BBB-)
$2,910,000	5.000%	12/01/11	$2,930,428
Health Care Authority RB Refunding for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	614,358
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.000	01/01/08	4,061,920

			7,606,706

Arizona — 0.2%
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (A)
750,000	4.500	10/01/09	757,883

Arkansas — 0.9%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
1,945,000	4.000	07/01/16	1,928,487
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,025,040

			2,953,527

California — 9.2%
Alameda County COPS Refunding for Santa Rita Jail Project Series 1993 (ETM) (MBIA) (AAA/Aaa)
3,495,000	5.375	06/01/09	3,582,724
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(a)
3,785,000	4.450	07/01/11	3,801,427
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(b)
340,000	4.450	07/01/11	349,959
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 8/2/06 Series 2003 (AAA/Aaa)(a)
4,650,000	3.900	12/01/11	4,651,999
California State Department of Water Resource Power Supply RB Series 2002 A (FSA) (AAA/Aaa)
1,250,000	5.250	05/01/11	1,328,488
California State GO Bonds Variable Purpose Series 2004 (A+/A1)
6,500,000	5.000	04/01/11	6,810,180
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
410,000	5.000	07/01/07	413,690
1,000,000	5.000	07/01/08	1,016,160
Del Mar Race Track Authority RB Series 2005 (BBB-)
620,000	4.000	08/15/06	620,068
1,000,000	5.000	08/15/08	1,017,180
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,086,820

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Los Altos California School District GO Bonds Refunding for AD Valorem Property Tax Series 2006 (AA/Aa2)
$500,000	4.000%	08/01/07	$501,985
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(b)
4,590,000	5.250	06/01/12	4,927,319

			31,107,999

Colorado — 1.5%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.500	12/01/07	251,810
400,000	4.500	12/01/08	403,676
500,000	4.500	12/01/09	505,515
500,000	5.000	12/01/10	512,805
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	259,483
275,000	5.000	06/01/09	282,342
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
480,000	4.000	12/01/09	473,261
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC-U.S. Bank N.A.) (Aa1)(b)
2,230,000	2.250	12/01/06	2,219,430

			4,908,322

Delaware — 0.2%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	617,741

Florida — 6.4%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,160,040
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	1,034,990
855,000	5.000	06/01/14	884,027
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A-1/VMIG1)(a)
2,450,000	3.950	09/01/12	2,403,205
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.000	11/15/08	408,884
500,000	5.000	11/15/09	513,970
Huntington Community Development District RB for Special Assessment Series 2004 B
4,650,000	5.000	05/01/09	4,619,077
Jacksonville Florida Electric Authority Water and Sewer System RB for Water Utility Improvements Series 2001 C (MBIA-IBC) (AAA)(b)
3,000,000	5.250	10/01/37	3,007,620

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (BBB+/Baa1)
$1,820,000	5.000%	07/01/08	$1,843,059
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
610,000	2.375	05/01/07	598,032
625,000	2.800	05/01/08	599,169
300,000	3.000	05/01/09	284,856
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
790,000	5.000	05/01/09	786,406
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
310,000	3.125	05/01/09	303,884

			21,447,219

Georgia — 2.5%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(b)
2,500,000	5.500	01/01/10	2,659,150
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,402,478
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
1,530,000	4.000	01/01/07	1,531,714
2,760,000	4.000	01/01/08	2,769,687

			8,363,029

Idaho — 0.2%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	119,466
250,000	4.375	09/01/10	249,598
425,000	5.000	09/01/11	435,803

			804,867

Illinois — 6.6%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(b)
4,610,000	5.650	01/01/11	4,945,839
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (A/Baa1)(b)
4,015,000	6.000	01/01/10	4,292,276
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
300,000	5.000	11/15/11	309,381
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.500	12/01/06	1,007,450
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.000	03/01/07	2,518,325

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
$775,000	7.000%	07/01/07	$798,025
Illinois Health Facilities Authority RB for Hospital Sisters Services, Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.250	06/01/09	4,517,975
Illinois State Sales Tax RB for Public Improvements Series 2006 (FSA) (AAA/Aaa)
1,040,000	5.000	06/15/08	1,062,994
2,700,000	5.000	06/15/11	2,832,813

			22,285,078

Indiana — 1.6%
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.500	08/01/06	500,000
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)(a)
5,000,000	2.625	10/01/06	4,986,350

			5,486,350

Iowa — 0.7%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,000,000	5.000	07/01/07	1,006,240
1,285,000	5.000	07/01/09	1,305,277

			2,311,517

Kansas — 0.5%
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	425,255
500,000	5.250	11/15/10	521,150
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
330,000	5.000	07/01/07	333,178
350,000	5.000	07/01/10	361,263

			1,640,846

Kentucky — 4.5%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 C (MBIA) (AAA/Aaa)
1,775,000	5.250	10/01/07	1,803,258
Logan/Todd Regional Water Commission of Kentucky RB Refunding Series 2003 (MIG1)
13,500,000	4.000	02/01/07	13,511,745

			15,315,003

Louisiana — 2.4%
City of New Orleans GO Bonds for Public Improvement Series 1999 (FSA) (AAA/Aaa)(b)
3,390,000	5.875	11/01/09	3,608,994
Ernest N. Morial — Exhibit Hall Authority Special Tax Series 2003 A (ETM) (AMBAC) (AAA/Aaa)
1,080,000	5.000	07/15/07	1,092,161

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
$2,500,000	4.750%	05/01/15	$2,425,775
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	826,816

			7,953,746

Maryland — 1.5%
Maryland State Community Development Administration Department RB Refunding for Residential Housing & Community Development Series 2006 C (MIG1)
5,000,000	3.375	03/07/07	4,984,550

Massachusetts — 1.1%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	458,408
780,000	5.000	08/15/11	808,033
465,000	5.000	08/15/12	483,633
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,067,020

			3,817,094

Michigan — 2.4%
Kalamazoo Michigan Hospital Finance Authority Hospital Facilities RB Refunding for Bronson Methodist Hospital Series 2005 A (MBIA) (Aaa)
4,000,000	5.000	10/15/08	4,093,360
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/07	507,040
400,000	5.000	11/15/08	409,236
500,000	5.000	11/15/10	518,875
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 (BBB-/Baa3)
200,000	5.000	06/01/07	201,542
250,000	5.000	06/01/08	253,425
250,000	5.000	06/01/09	254,333
845,000	5.000	06/01/10	860,548
980,000	5.000	06/01/12	997,826

			8,096,185

Minnesota — 1.1%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.125	05/15/08	1,463,276
Minnesota State Municipal Power Agency Electric RB Series 2005 (A3)
1,000,000	3.500	10/01/07	994,370
1,110,000	4.000	10/01/09	1,114,540

			3,572,186

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Mississippi — 1.6%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
$5,130,000	6.200%	02/01/08	$5,284,516

Missouri — 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
345,000	5.875	12/01/06	346,539

Montana(a) — 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.200	05/01/09	1,023,800

Nevada — 1.3%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,300,187
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (ETM) (AMBAC) (AAA/Aaa)(c)
800,000	0.000	01/01/07	787,280
North Las Vegas Nevada Local Improvement Special Assessment RB Refunding for Sub-Special Improvement District No. 60-B Series 2006
340,000	4.350	12/01/09	337,967
680,000	4.600	12/01/11	680,299
750,000	4.700	12/01/12	753,180
650,000	4.800	12/01/14	652,054

			4,510,967

New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	219,838
355,000	5.000	07/01/11	366,676
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
355,000	5.000	06/01/10	364,393
375,000	5.250	06/01/11	388,676
395,000	5.250	06/01/12	404,504
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
1,475,000	4.000	10/01/08	1,476,150

			3,220,237

New Jersey — 7.0%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.000	06/15/07	3,781,125
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
1,000,000	5.000	09/15/08	1,021,890
1,000,000	5.000	09/15/09	1,033,730
1,000,000	5.000	09/15/10	1,039,490
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C (BBB-)
1,300,000	5.000	07/01/07	1,304,303
1,405,000	5.000	07/01/08	1,423,068

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
$5,285,000	5.750%	12/15/12	$5,818,732
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/Aaa)(b)
1,750,000	5.750	01/01/10	1,859,883
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
5,300,000	5.750	06/01/32	5,532,617
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
640,000	4.375	06/01/19	638,893

			23,453,731

New York — 5.4%
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,580,000	5.000	08/01/12	1,629,470
1,480,000	5.000	08/01/13	1,529,358
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.375	08/01/09	4,857,920
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
250,000	5.200	11/01/07	251,715
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.250	08/01/08	508,460
New York GO Bonds Refunding Series 2002 C (AA-/A1)
2,000,000	5.250	08/01/10	2,095,200
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
260,000	5.000	05/01/07	261,721
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(a)
5,475,000	5.250	01/01/09	5,640,783
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/07	252,962
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,035,110

			18,062,699

North Carolina — 0.4%
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.000	01/01/08	1,205,149

North Dakota — 0.5%
North Dakota State Building Authority RB for Facilities Improvement Series 2005 A (MBIA) (AAA/Aaa)
1,690,000	4.250	12/01/09	1,711,902

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — 0.5%
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
$1,775,000	5.000%	02/01/07	$1,786,715

Oklahoma — 3.6%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
1,565,000	4.250	07/01/08	1,569,789
1,000,000	4.500	07/01/09	1,008,930
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(b)
7,500,000	5.625	08/15/09	7,946,625
Oklahoma School Districts & County RANS COPS Program Series 2006 C
1,500,000	4.500	06/29/07	1,500,075

			12,025,419

Oregon — 1.2%
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	414,840
550,000	5.600	09/01/12	575,586
875,000	5.800	09/01/14	929,075
825,000	5.900	09/01/15	877,148
Lane County Oregon School District No.19 Springfield GO Bonds Series 1997 (FGIC) (AAA/Aaa)
1,230,000	6.000	10/15/10	1,331,069

			4,127,718

Pennsylvania — 4.6%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (A+/Aa3)
3,000,000	5.000	06/15/10	3,100,920
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.000	01/15/10	1,038,770
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.000	12/01/06	753,450
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A+/A2)
1,900,000	4.000	08/15/06	1,900,152
2,300,000	5.000	08/15/08	2,349,427
Pennsylvania State Higher Educational Facilties Authority RB for Widener University Series 2003 (BBB+)
795,000	5.000	07/15/08	804,985
1,000,000	5.000	07/15/09	1,015,020
Pennsylvania State Higher Educational Facilties Authority State System RB Series 2006 AE (MBIA) (Aaa)
1,895,000	5.000	06/15/09	1,957,687
2,340,000	5.000	06/15/12	2,478,738

			15,399,149

Puerto Rico — 3.0%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,122,750

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(a)
$4,700,000	5.750%	02/01/12	$4,992,575

			10,115,325

Rhode Island — 0.7%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2)(b)
585,000	4.300	09/15/08	590,756
610,000	4.500	09/15/08	618,461
635,000	4.750	09/15/08	647,002
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa2)
485,000	4.000	09/15/08	486,843

			2,343,062

South Carolina — 2.9%
Beaufort County School District GO BANS (SCSDE) (MIG1)
3,250,000	4.500	02/28/07	3,264,040
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	518,255
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Series 2003 C (BBB+/Baa1)
1,780,000	6.875	08/01/27	2,091,927
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,912,188

			9,786,410

Tennessee — 2.9%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa2)
955,000	4.500	07/01/08	959,651
670,000	4.500	07/01/09	674,516
665,000	4.500	07/01/10	670,672
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AAA/Aaa)
4,430,000	5.000	10/01/11	4,666,163
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(d)
2,250,000	6.539	10/01/08	2,464,110
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
320,000	6.539	09/01/08	349,594

			9,784,706

Texas — 3.5%
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
1,065,000	5.000	07/01/09	1,087,493

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (ETM) (MBIA) (AAA/Aaa)
$400,000	5.250%	07/01/07	$405,672
Harris County Texas Health Facilities Development Corp. RB for Christus Health Unrefunded Balance Series 1999 A (MBIA) (AAA/Aaa)
2,600,000	5.250	07/01/07	2,629,172
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
150,000	5.000	02/15/07	150,608
170,000	5.000	02/15/08	171,644
395,000	5.000	02/15/09	400,522
610,000	5.000	02/15/10	619,851
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.000	10/01/08	2,042,160
Tomball Texas Hospital Authority Refunding RB Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,151,947
Travis County Health Facilities Development Corp. RB for Acension Health Credit Series 1999 A (AMBAC) (AAA/Aaa)(b)
3,000,000	5.875	11/15/09	3,217,740

			11,876,809

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
325,000	5.000	10/01/06	325,617
1,100,000	5.000	10/01/08	1,119,536

			1,445,153

Utah(b) — 2.1%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1)
2,000,000	5.500	10/01/09	2,100,880
Utah Intermountain Power Agency Power Supply RB Series 1985 E (SPA-Landesbank Hessen-Thuringen) (AMBAC) (AAA/Aaa)
5,000,000	3.450	09/15/06	4,998,600

			7,099,480

Virginia — 2.0%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,758,094
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B (AAA)(c)
4,130,000	0.000	08/15/12	3,130,870
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA/Aa2)
1,000,000	5.500	10/01/06	1,003,000

			6,891,964

Wisconsin — 0.9%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 (ETM) (AMBAC) (AAA/Aaa)
155,000	5.300	10/01/08	157,778

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
$760,000	5.300%	10/01/08	$771,301
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
665,000	4.000	05/01/07	665,013
695,000	4.000	05/01/08	690,719
715,000	4.000	05/01/09	705,505

			2,990,316

TOTAL MUNICIPAL DEBT OBLIGATIONS			$308,521,614

Other Municipals(e) — 6.2%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)
$6,038,074	3.375%	11/01/08	$5,858,623
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(a)
2,000,000	4.950	09/30/12	2,001,980
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
9,976,000	4.050	05/04/10	9,835,837
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 A (A1)
3,000,000	4.220	11/02/10	2,990,400

TOTAL OTHER MUNICIPALS			$20,686,840

Short-Term Investments — 2.0%
Pennsylvania — 0.2%
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
$750,000	5.000%	12/15/06	$753,517

Puerto Rico — 1.5%
Puerto Rico Government Development Bank
5,000,000	4.800	08/01/06	5,000,000

Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa2)
525,000	3.200	09/15/06	524,507

South Carolina — 0.1%
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB+/Baa1)
370,000	4.500	08/01/06	370,000

TOTAL SHORT-TERM INVESTMENTS			$6,648,024

TOTAL INVESTMENTS — 99.8%	$335,856,478

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	817,602

NET ASSETS — 100.0%	$336,674,080

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Prerefunded security. Maturity date disclosed is prerefunding date.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2006.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,686,840, which represents approximately 6.2% of net assets as of July 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms :

INTEREST RATE SWAP CONTRACTS

Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	made by	received by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Loss

JP Morgan(a)	$7,000	09/05/2026	5.79%	3 Month LIBOR	$(115,089)

(a) Represents forward starting interest rate swap whose effective date of commencement of accruals and cash flows is September 5, 2006.

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$338,953,835

Gross unrealized gain	783,465
Gross unrealized loss	(3,880,822)

Net unrealized security loss	$(3,097,357)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 92.1%
California — 86.5%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.125%	08/15/20	$779,730
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A+)
1,500,000	5.500	04/01/21	1,561,965
Banning Utilities Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.000	11/01/22	1,188,686
California Educational Facilities Authority RB for California Institute of Technology Series 2003 A (AAA/Aaa)(a)
1,000,000	5.000	10/01/11	1,061,000
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(b)
805,000	4.450	07/01/11	808,494
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(a)(b)
70,000	4.450	07/01/11	72,050
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	564,464
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AAA/Aaa)
1,000,000	5.000	02/01/12	1,062,820
California State Department Water Resources Power Supply RB Series 2002 A (MBIA) (AAA/Aaa)
200,000	5.250	05/01/10	210,378
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(b)
2,500,000	5.000	07/01/07	2,529,675
California State Economic Recovery RB Series 2004 A (AA-/Aa3)
425,000	5.000	01/01/09	437,321
California State GO Bonds Refunded Series 1998 (A+/A1)
1,100,000	6.000	02/01/08	1,136,938
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/15	1,072,460
California State GO Bonds Series 2004 (A+/A1)
500,000	4.000	02/01/09	502,475
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,044,790
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	207,022
California State University of Fresno Association Inc. RB for Auxillary Organization Event Center Series 2002 (Ba1)(a)
910,000	6.750	07/01/12	1,017,890
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
750,000	5.000	07/01/07	756,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A-1/A3/VMIG2)(b)
$725,000	3.850%	06/01/12	$712,704
California Statewide Communities Development Authority TRANS for Tulare County Series 2006 B (SP-1+/MIG1)
1,250,000	4.500	07/31/07	1,260,688
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
740,000	5.000	09/02/20	738,631
Coast Community College GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,155,000	4.500	08/01/11	1,197,319
Colton Junction Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.250	02/01/22	534,605
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	09/01/22	1,046,720
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	614,214
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(a)
2,065,000	5.500	06/01/13	2,263,859
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,499,930
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	273,298
Los Angeles County Public Works Financing Authority Special Assessment RB Refunding for L.A. Regal Park & Open Space Series 2005 (FSA) (AAA/Aaa)
400,000	5.000	10/01/10	419,864
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)
1,250,000	5.375	07/01/16	1,354,412
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.000	08/01/20	816,292
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.000	09/02/21	270,295
Moreno Valley Unified School District Community Facilities District No 2004-5
400,000	5.200	09/01/36	402,196
New Haven Unified School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,351,362
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.250	09/02/16	362,231
400,000	5.250	09/02/17	408,132

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
$200,000	4.850%	09/01/20	$198,282
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
765,000	5.000	09/01/23	764,067
San Diego County & School District TRANS Series 2006 A (SP-1+/MIG1)
1,250,000	4.500	07/27/07	1,260,588
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Subseries 2006 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	09/01/13	1,068,070
San Gabriel Unified School District GO Bonds Prerefunded Series 2002 A (FSA) (AAA/Aaa)(a)
445,000	5.375	08/01/12	483,995
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
500,000	5.400	07/01/22	512,405
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.000	08/15/21	207,654
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(a)
1,180,000	5.250	06/01/12	1,266,718

			37,303,439

Puerto Rico — 5.6%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
1,500,000	5.000	12/01/09	1,536,825
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
270,000	5.000	03/01/09	275,084
575,000	5.000	03/01/12	591,020

			2,402,929

TOTAL MUNICIPAL DEBT OBLIGATIONS			$39,706,368

Short Term Investment — 9.1%
California(b) — 2.7%
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-1 (Bank of New York LOC) (AA-/A-1+/Aaa)
$800,000	3.610%	08/01/06	$800,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America N.A. SPA) (AA/A-1+/Aa3)
350,000	3.530	08/07/06	350,000

			1,150,000

Puerto Rico — 3.3%
Puerto Rico Government Development Bank
1,400,000	5.000	10/12/06	1,400,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short Term Investment — (continued)
U.S. Virgin Islands — 3.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$1,350,000	5.000%	10/01/06	$1,352,565

TOTAL SHORT TERM INVESTMENT			$3,902,565

TOTAL INVESTMENTS — 101.2%			$43,608,933

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%			(502,788)

NET ASSETS — 100.0%			$43,106,145

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Funds’ Statement of Additional Information.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$43,672,687

Gross unrealized gain	105,842
Gross unrealized loss	(169,596)

Net unrealized security loss	$(63,754)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 94.3%
New York — 85.9%
Albany County GO Bonds Refunding Series 2002 (FGIC) (AAA/Aaa)
$500,000	5.000%	06/01/13	$532,665
Albany Municipal Water Finance Authority Second Resolution RB 2003 A (MBIA) (AAA/Aaa)
425,000	5.000	12/01/11	434,431
Amherst Industrial Development Agency Civic Facility RB for Mandatory Tender Series 2006 A (Radian) (Manufactures & Traders SPA) (AA)(a)
500,000	4.200	10/01/11	502,280
Buffalo Fiscal Stability Authority Special Tax for Sales Tax & State Aid Series 2006 A (Aa2)
430,000	4.000	09/01/07	431,703
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	314,568
Islip GO for Public Improvement 2006 (AA+/Aa2)
515,000	4.000	07/15/10	519,300
Kings Point GO Bonds Refunding Series 2005 (Aaa)
285,000	5.000	06/15/12	302,359
Long Island Power Authority Electric System RB Series 1998 A (AMBAC) (AAA/Aaa)
325,000	5.500	12/01/11	350,590
Long Island Power Authority Electric Systems RB Series 2006 D (A-/A3)
200,000	4.000	09/01/10	200,592
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AAA/Aaa)
600,000	5.000	11/15/10	628,908
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
300,000	5.000	08/01/22	302,811
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
200,000	5.625	11/01/09	208,238
New York GO Bonds Refunding Series 2002 C (AA-/A1)
500,000	5.250	08/01/10	523,800
New York GO Bonds Series 2000 A (XLCA-ICR) (AAA/Aaa)
200,000	6.500	05/15/10	221,180
New York GO Bonds Series 2003 D (AA-/A1)
520,000	5.250	10/15/18	549,619
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (ETM) (A+/A2)
200,000	5.000	05/15/07	201,978
New York State Dormitory Authority Non State Supported Debt Insured RB for Siena College Series 2006 (MBIA) (Aaa)
400,000	5.000	07/01/13	426,916
New York State Dormitory Authority RB for Columbia University Series 2001 A (AAA/Aaa)
225,000	5.250	07/01/11	241,983
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
200,000	5.000	05/01/07	201,324

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority RB Non State Supported Debt for Columbia University Series 2006 A (AAA/Aaa)
$300,000	5.000%	07/01/10	$313,848
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2005 F (AAA)
200,000	5.000	03/15/10	208,030
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	346,609
New York State GO Bonds Refunding Series 1998 F (AA/Aa3)
500,000	5.250	09/15/13	520,245
New York State Thruway Authority Highway & Bridge RB Series 2003 B (FSA) (AAA/Aaa)
250,000	5.000	04/01/12	264,747
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 1999 (MBIA) (AAA/Aaa)
225,000	5.625	04/01/09	237,969
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(a)
275,000	5.250	01/01/09	283,327
Orange County GO Bonds Series 2005 A (Aa1)
500,000	5.000	07/15/13	533,190
Rensselaer County Industrial Development Agency Civic Facility RB for Rensselaer Polytechnic Institution Series 2006 (XLCA) (AAA/Aaa)
200,000	4.250	03/01/12	203,876
Rome City School District GO Bonds Refunding Series 2005 (FGIC) (Aaa)
415,000	5.000	06/15/13	443,540
Sales Tax Asset Receivables Corporation RB Series 2004 A (MBIA) (AAA/Aaa)
335,000	5.250	10/15/19	360,128
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/07	252,963
Suffolk County Industrial Development Agency Civic Facility RB for Dowling College Series 2006 A (ACA) (A)
300,000	5.000	06/01/18	307,713
Suffolk County Industrial Development Agency Continuing Care Retirement RB for Refunding Jeffersons Ferry Project Series 2006 (BBB-)
250,000	5.000	11/01/12	257,748
Suffolk County Water Authority Waterworks RB Senior Lien Series 1993 (ETM) (MBIA) (AAA/Aaa)
25,000	5.100	06/01/07	25,292
Suffolk County Water Authority Waterworks RB Unrefunded Balance Senior Lien Series 1993 (MBIA) (AAA/Aaa)
275,000	5.100	06/01/07	278,184
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
1,500,000	5.500	06/01/18	1,601,385

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)
$325,000	5.250%	07/01/09	$340,324

			13,874,363

Puerto Rico — 6.4%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(a)(b)
325,000	5.000	07/01/08	333,079
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
150,000	5.000	12/01/09	153,683
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	229,237
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(a)(b)
300,000	5.750	02/01/12	318,675

			1,034,674

U.S. Virgin Islands — 2.0%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
325,000	5.000	10/01/06	325,618

TOTAL MUNICIPAL DEBT OBLIGATIONS			$15,234,655

Short-Term Investment(a) — 3.4%
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (Morgan Guaranty Trust SPA) (A+/A-1+)
$550,000	3.090%	08/08/06	$550,000

TOTAL INVESTMENTS — 97.7%			$15,784,655

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			373,293

NET ASSETS — 100.0%			$16,157,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Funds’ Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,841,976

Gross unrealized gain	16,881
Gross unrealized loss	(74,202)

Net unrealized security loss	$(57,321)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 96.3%
Alabama — 2.9%
Alabama State Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.000%	09/01/33	$1,025,340
Alabama State Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,226,970
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,811,150
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,062,570
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	586,517
100,000	5.000	11/15/21	101,029
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
1,000,000	5.750	02/01/15	1,131,130
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.250	01/01/11	3,663,660
Montgomery Alabama GO Bonds Warrants Series 1997 A (AA/Aa2)(a)
1,000,000	5.100	04/01/07	1,028,860
Tuscaloosa GO Bonds Warrants Series 2000 (AA/Aa3)(a)
1,000,000	5.650	01/01/10	1,068,420

			12,705,646

Alaska — 2.1%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.250	12/01/34	4,197,680
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/AAA)
2,490,000	6.000	06/01/49	2,566,816
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.125	05/01/29	1,039,750
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.500	06/01/29	1,521,480

			9,325,726

Arizona — 2.2%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.750	07/01/18	3,769,755
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.350	10/01/22	324,971
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
530,000	5.850	01/01/08	537,489

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Maricopa County Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA/Aaa)(a)
$2,304,000	6.250%	07/01/08	$2,410,906
Maricopa County Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA/Aaa)
196,000	6.250	07/01/15	204,800
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.500	06/01/25	1,341,086
Yavapai County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)(b)
1,000,000	4.000	06/01/10	982,550

			9,571,557

Arkansas — 1.6%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
4,000,000	7.250	02/01/10	4,437,920
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.100	06/01/18	1,031,250
135,000	5.050	06/01/21	135,594
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	147,981
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.250	02/01/15	154,218
675,000	5.000	02/01/25	679,644
150,000	5.000	02/01/30	149,793

			6,736,400

California — 13.1%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.125	08/15/20	295,760
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A(c)
2,775,000	0.000	06/01/46	243,867
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B(c)
450,000	0.000	06/01/46	38,637
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.125	06/01/38	271,023
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 (BBB)
125,000	5.125	06/01/38	123,192
75,000	5.250	06/01/45	74,531
California Educational Facilities Authority RB for Pepperdine University Series 2005 A (AMBAC) (Aaa)
5,000,000	5.000	12/01/35	5,176,850
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,000,000	5.750	09/01/23	1,117,750

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(d)
$625,000	8.156	%(b)	07/01/08	$687,150
940,000	9.156		01/01/12	1,263,886
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250		02/01/33	1,037,270
California State GO for Unrefunded Balance Series 2000 (FGIC) (AAA/Aaa)
75,000	5.250		09/01/30	79,448
California State GO Prerefunded Bonds Series 2000 (FGIC) (AAA/Aaa)(a)
1,205,000	5.250		09/01/10	1,276,469
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375		10/01/19	2,139,720
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.000		07/01/12	1,121,770
California Statewide Communities Development Authority VRDN for Kaiser Series 2001 C (A+)
250,000	5.250		08/01/31	260,460
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
250,000	5.000		09/02/20	249,537
Chula Vista Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
250,000	5.100		09/01/26	249,365
1,570,000	5.125		09/01/36	1,560,030
Del Mar Race Track Authority RB Series 2005 (BBB-)
200,000	5.000		08/15/25	204,464
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA)
3,000,000	5.000		06/01/45	3,059,880
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000		06/01/45	1,019,960
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBCC) (AA)
1,500,000	5.000		06/01/45	1,519,125
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.750		06/01/39	1,373,911
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.875		06/01/42	422,198
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.875		06/01/42	784,082
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(a)
7,800,000	5.500		06/01/13	8,551,140

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 A (A/A2)
$2,300,000	5.000%	06/01/45	$2,308,372
Kaweah Delta Health Care District RB Series 2004 (A3)
325,000	6.000	08/01/34	348,939
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	310,992
300,000	5.000	05/01/12	312,585
285,000	5.000	05/01/15	297,492
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	121,885
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	591,317
Los Angeles Unified School District GO Bonds for Election of 1997 Series 2002 E (MBIA) (AAA/Aaa)
1,000,000	5.125	01/01/27	1,039,450
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)
2,500,000	5.375	07/01/16	2,708,825
Menlo Park GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,058,020
Metropolitan Water District Waterworks RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.100	07/01/25	1,036,050
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	974,492
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.125	09/01/35	249,635
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,190,000	5.000	09/01/29	1,177,315
Sacramento Special Tax Refunding for North Natomas Community Facilities 97-01 Series 2005
565,000	5.000	09/01/25	561,503
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.250	07/01/24	1,079,530
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	58,965
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
500,000	5.400	07/01/22	512,405
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	355,407

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (AAA/Aaa)(a)
$3,000,000	5.625%	06/01/12	$3,278,700
Tobacco Securitization Authority Southern California Tobacco Settlement RB for Asset Backed Bonds Series 2006 A-1 (BBB/Baa3)
1,860,000	5.125	06/01/46	1,797,783
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.250	06/01/34	326,852
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa)
1,000,000	5.125	09/01/22	1,040,500
1,000,000	5.125	09/01/23	1,041,690

			56,790,179

Colorado — 2.8%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(d)
455,000	9.930	02/01/31	511,329
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (BNP Paribas LOC) (AA)(b)
2,000,000	4.875	12/01/08	2,032,640
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,127,414
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	1,003,420
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
500,000	6.500	11/15/11	567,105
Denver City & County GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.625	08/01/07	1,018,330
E-470 Public Highway Authority RB Series 2004 B (MBIA) (AAA/Aaa)(c)
5,000,000	0.000	09/01/27	1,699,500
La Plata County School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)(a)
1,000,000	5.250	11/01/12	1,078,140
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
500,000	5.000	12/01/29	503,300
Tower Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	141,343
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aaa)
2,200,000	5.250	12/01/26	2,353,736

			12,036,257

Connecticut — 1.0%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,619,825

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Connecticut — (continued)
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(d)
$1,335,000	8.730%	12/15/13	$1,744,044

			4,363,869

District Of Columbia — 1.4%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
765,000	6.250	05/15/24	807,580
1,000,000	6.500	05/15/33	1,134,880
Metropolitan Washington DC Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,036,660
Metropolitan Washington DC Airports Authority RB Series 2006 A (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,039,800

			6,018,920

Florida — 8.0%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,600,000	5.000	05/01/19	1,635,344
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
1,225,000	5.200	05/01/29	1,210,067
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
2,465,000	5.750	05/01/35	2,501,704
Coconut Cay Community Development District of Florida Special Assessment Series 2006
1,000,000	5.375	05/01/36	1,005,390
Covington Park Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
715,000	5.000	05/01/21	709,788
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,892,751
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,705,000	6.000	05/01/34	1,758,725
Double Branch Community Development District Special Assessment Series 2005 A
575,000	5.350	05/01/34	562,108
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aaa)(a)
1,000,000	5.500	07/01/07	1,026,070
Hamal Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
2,755,000	5.375	05/01/22	2,970,579
130,000	4.750	05/01/31	129,804
High Ridge Quantum Community Development District Special Assessment for Boynton Beach Series 2005 A
1,935,000	5.750	05/01/35	1,916,501

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
$300,000	5.625%	03/01/24	$314,391
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
825,000	5.000	11/15/36	840,287
Keys Cove Community Development District Special Assessment Series 2004
1,210,000	5.875	05/01/35	1,245,332
Longleaf Community Development District Special Assessment Refunding Series 2006
1,350,000	5.375	05/01/30	1,353,051
Marsh Harbour Community Development District Special Assessment Series 2005 A
965,000	5.450	05/01/36	967,827
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
985,000	6.000	05/01/35	1,003,922
North Springs Improvement District RB Refunding for Water Management Series 2005 A
195,000	5.375	05/01/24	194,698
North Springs Improvement District RB Refunding for Water Management Series 2005 B
450,000	5.500	05/01/35	450,693
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	131,189
Palm Beach County GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.450	08/01/09	1,048,020
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 (ACA) (A)
250,000	5.250	10/01/29	258,743
175,000	4.750	10/01/31	171,465
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.125	11/01/16	3,243,550
Sail Harbour Community Development District Special Assessment Series 2005 A
1,000,000	5.500	05/01/36	1,003,670
Sonoma Bay Community Development District Special Assessment Series 2005 A
650,000	5.450	05/01/36	651,904
Sumter Landing Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	246,583
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.000	05/01/13	251,310
1,400,000	4.500	05/01/18	1,439,858
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
985,000	5.350	05/01/35	983,069

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
$1,000,000	5.600%	05/01/36	$1,005,270
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	659,048

			34,782,711

Georgia — 2.0%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,379,330
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.500	01/01/34	339,238
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.000	03/01/12	1,112,260

			8,830,828

Hawaii — 0.9%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.625	07/01/17	3,844,750

Illinois — 5.4%
Cary Illinois Special Tax Refunding for Special Service Area No. 1 Series 2006 (Radian) (AA)
1,945,000	5.000	03/01/30	1,955,211
Chicago Illinois GO Bonds Series 2000 C (FGIC) (AAA/Aaa)(a)
1,365,000	5.500	07/01/10	1,461,874
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.500	01/01/19	863,982
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.250	01/01/34	510,100
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
1,250,000	6.250	11/15/13	1,367,712
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,100,860
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.000	11/15/11	773,453
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/Baa3)
2,300,000	5.500	02/28/14	2,333,741
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
2,000,000	6.250	05/01/30	2,158,320
1,500,000	6.250	05/01/34	1,523,610

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 (BBB-/Baa3)
$400,000	5.125%	01/01/25	$399,336
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	398,920
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,198,870
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,760,445
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (A)
425,000	5.500	01/01/36	445,328

			23,251,762

Indiana — 0.8%
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	242,042
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	1,006,010
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	657,735
Vanderburgh County Redevelopment Commission Tax Allocation for Tax Increment Series 2006 (A-)
1,400,000	5.250	02/01/31	1,438,360

			3,344,147

Iowa — 0.4%
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,877,081

Kansas — 0.2%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,039,700

Kentucky — 0.8%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
3,250,000	6.000	10/01/18	3,658,265

Louisiana — 1.4%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	674,339
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,048,080
500,000	5.250	09/01/16	522,495

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
$1,340,000	5.950%	11/01/15	$1,374,572
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,335,488
1,220,000	5.875	05/15/39	1,280,780

			6,235,754

Maine — 0.5%
Maine Municipal Bond Bank RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,242,659

Maryland — 2.6%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.125	07/01/29	1,578,075
Baltimore RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)
3,260,000	5.000	07/01/35	3,368,786
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.600	07/01/20	537,620
1,000,000	5.700	07/01/29	1,073,550
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(d)
575,000	6.432	05/01/14	734,643
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art (Baa1)
1,000,000	5.000	06/01/35	1,006,110
1,000,000	5.000	06/01/40	1,004,560
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/Baa1)
500,000	5.375	08/15/24	521,675
750,000	5.500	08/15/33	778,568
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.500	06/01/32	515,975

			11,119,562

Massachusetts — 3.2%
Massachusetts Bay Transportation Authority (AAA/Aa1)(a)
1,000,000	5.000	07/01/14	1,071,410
Massachusetts State GO Bonds for Consolidated Loan Series 2000 A (AAA/Aa2)
2,000,000	6.000	02/01/10	2,155,480
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.500	11/01/15	3,006,240
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	590,422
Massachusetts State Health and Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.000	08/15/35	2,294,701
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,888,300

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
$300,000	5.000%	07/01/33	$300,201
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	518,005

			13,824,759

Michigan — 0.9%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.125	11/15/09	2,163,680
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 A (A/A1)
625,000	5.000	11/15/38	630,456
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.375	06/01/17	1,046,100

			3,840,236

Minnesota — 0.7%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.000	10/01/35	3,030,570

Mississippi — 0.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
685,000	5.875	04/01/22	687,137

Missouri — 1.9%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.250	12/01/21	1,928,538
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	265,364
1,325,000	5.000	06/01/35	1,316,891
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	508,326
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,066,650
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,088,920

			8,174,689

Montana(b) — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.200	05/01/09	1,023,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — 2.4%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(b)
$765,000	5.450%	03/01/13	$790,819
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.000	07/01/09	2,674,675
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,672,750
North Las Vegas Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Series 2006 B
1,765,000	5.100	12/01/22	1,778,131
North Las Vegas Special Assessment for Local Improvement District No. 60 Subseries 2006 B
770,000	4.850	12/01/15	771,663
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.375	01/01/10	1,714,352

			10,402,390

New Hampshire — 0.7%
New Hampshire Health and Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
190,000	5.000	07/01/36	190,728
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.000	07/01/22	534,355
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)
1,000,000	5.250	08/15/19	1,079,140
New Hampshire State Business Finance Authority RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,257,550

			3,061,773

New Jersey — 3.5%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
1,085,000	5.500	06/15/16	1,167,037
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
600,000	5.000	07/01/24	599,754
175,000	5.500	07/01/30	180,656
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.500	07/01/21	543,375
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,074,320
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,290,370

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
$5,215,000	5.750%	06/01/32	$5,443,886
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,370,000	6.000	06/01/37	2,500,089
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.750	06/01/39	334,239

			15,133,726

New Mexico — 0.8%
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.375	04/01/22	3,644,690

New York — 5.1%
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
1,240,000	5.000	09/01/35	1,268,545
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)
1,000,000	5.250	11/15/27	1,060,800
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(d)
1,000,000	6.489	11/15/15	1,180,160
New York City GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (AAA/Aaa)
745,000	5.375	11/15/17	767,276
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.000	11/01/20	1,310,037
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,070,990
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(d)
1,000,000	6.432	11/01/26	1,145,420
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AAA/Aaa)
2,500,000	5.000	08/01/29	2,582,075
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,662,150
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	186,636
Suffolk County Industrial Development Agency Civic Facilities RB for Dowling College Series 2006 A (ACA) (A)
1,000,000	5.000	06/01/36	1,006,110
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,787,512

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
$5,000,000	5.500%	06/01/19	$5,360,600
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
675,000	5.250	07/01/09	706,826

			22,095,137

North Carolina — 2.4%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.125	06/01/26	1,041,550
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.125	07/01/42	2,059,980
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.375	01/01/16	526,385
850,000	5.375	01/01/17	892,432
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.125	01/01/23	612,618
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.500	11/01/25	3,154,800
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.500	01/01/13	480,478
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.250	06/01/11	1,608,225

			10,376,468

Ohio — 0.7%
Ohio Housing Finance Agency Mortgage RB for Residential Mortgaged Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,501,635
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)
500,000	5.250	12/01/11	534,890
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D
655,000	5.125	05/15/25	662,912
Toledo-Lucas County of Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckload Series 2005 C (AMT)
435,000	5.125	11/15/25	430,502

			3,129,939

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
250,000	5.375	09/01/36	255,482

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oregon — 0.5%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.125%	09/01/22	$2,135,720

Pennsylvania — 0.9%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
150,000	5.375	11/15/34	157,185
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.250	11/01/31	2,143,680
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.250	06/15/15	1,035,680
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.000	05/01/24	166,659
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A-1)
225,000	5.375	11/15/34	234,207

			3,737,411

Puerto Rico — 2.8%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
6,625,000	5.000	12/01/09	6,787,644
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
2,500,000	5.000	07/01/36	2,586,825
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa3)
1,525,000	5.000	07/01/41	1,528,187
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	420,448
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico)(BBB-/Ba1)(b)
700,000	5.750	02/01/12	743,575

			12,066,679

South Carolina — 2.6%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,116,300
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/Aa3)(a)
550,000	6.000	12/01/12	619,146

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aa3)
$450,000	6.000%	12/01/12	$507,924
Lancaster County School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,046,680
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA/FHA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,090,200

			11,380,250

Tennessee — 2.4%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,303,680
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
775,000	5.500	07/01/36	807,418
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,478,440
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (Baa1)
560,000	6.000	10/01/09	575,355
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(d)
810,000	6.539	10/01/08	887,080
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
120,000	6.539	09/01/08	131,098
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.850	07/01/11	2,226,489

			10,409,560

Texas — 5.7%
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
850,000	4.850	04/01/21	843,778
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
700,000	7.700	04/01/33	806,596
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
1,200,000	7.700	03/01/32	1,383,480
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(b)
1,045,000	5.750	11/01/11	1,100,730
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,269,175

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
$2,015,000	5.750%	09/01/27	$2,174,205
Frisco Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.125	08/15/30	1,028,960
Grand Prairie Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.375	02/15/18	1,070,050
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.375	10/01/25	3,261,000
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.650	04/01/32	1,082,320
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.000	02/15/16	2,202,868
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	697,998
Mesquite Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,247,928
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
150,000	5.500	02/15/25	154,451
250,000	5.625	02/15/35	258,838
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.625	01/01/11	1,328,756
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	647,699
750,000	5.000	07/01/23	739,995
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)
1,000,000	5.250	08/15/20	1,060,850
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunding Series 2000 (PSF-GTD) (Aaa)(c)
1,775,000	0.000	08/15/10	1,256,878
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.000	08/15/13	59,270
Williamson County GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)
1,040,000	5.250	02/15/27	1,089,223

			24,765,048

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.000	10/01/14	519,660
500,000	5.250	10/01/16	523,605

			1,043,265

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — 0.5%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$2,000,000	5.700%	11/01/26	$2,084,740

Virginia — 0.9%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,950,029
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
750,000	5.250	02/01/08	755,603
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.500	05/15/09	1,055,070

			3,760,702

Washington — 4.4%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.350	07/01/28	2,596,050
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(a)
3,965,000	6.250	01/01/09	4,228,514
Skagit County Public Hospital District No. 002 GO Refunding Bonds for Improvement Series 2005 (MBIA) (Aaa)
3,700,000	5.000	12/01/30	3,796,866
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.000	12/01/30	4,123,360
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.000	01/01/34	3,256,806
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA/FHLMC/GNMA) (Aaa)
185,000	5.700	06/01/16	188,607
Washington State GO Bonds Series 2000 B (AA/Aa1)(a)
1,000,000	6.000	01/01/10	1,069,060

			19,259,263

West Virginia — 0.9%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
1,380,000	5.250	07/01/25	1,409,477
1,190,000	5.250	07/01/35	1,213,705
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.625	06/01/10	1,072,310

			3,695,492

Wisconsin — 1.6%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,073,710

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
$5,380,000	6.250%	05/01/10	$5,831,705

			6,905,415

TOTAL MUNICIPAL DEBT OBLIGATIONS			$417,700,114

Other Municipals — 1.5%
GMAC Municipal Mortgage Trust Series A (A3)(b)(e)
$525,000	4.150%	10/31/09	$519,792
GMAC Municipal Mortgage Trust Series A-1 (A3)(b)(e)
375,000	4.900	10/31/14	378,772
GMAC Municipal Mortgage Trust Series A-2 (A3)(b)(e)
1,350,000	5.300	10/31/19	1,388,772
GMAC Municipal Mortgage Trust Series B (Baa1)(b)(e)
1,350,000	5.600	10/31/19	1,389,366
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(b)(e)
2,000,000	5.500	09/30/15	2,002,680
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
997,000	4.050	05/04/10	982,992

TOTAL OTHER MUNICIPALS			$6,662,374

Short-Term Investments — 1.6%
California(f) — 0.9%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2001 U (AMT) (MBIA) (Bank of New York SPA) (A-1+/Aaa)
$2,450,000	3.690%	08/01/06	$2,450,000
California Housing Finance Agency VRDN RB for MF Hsg. Series 2000 A (Helaba) (A-1+/Aa3)
115,000	3.710	08/01/06	115,000
California Housing Finance Agency VRDN RB MF Hsg. Series 2000 A (AMT) (Helaba LOC) (A-1+/Aa3)
1,450,000	3.710	08/07/06	1,450,000

			4,015,000

Puerto Rico — 0.3%
Puerto Rico Government Development Bank (BBB/Baa3)
1,000,000	4.800	08/01/06	1,000,000

Texas(f) — 0.4%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities RB VRDN for Mobil Oil Refining Corp. Project Series 1999 (AMT) (A-1+/P-1)
1,700,000	3.650	08/01/06	1,700,000

TOTAL SHORT-TERM INVESTMENTS			$6,715,000

TOTAL INVESTMENTS — 99.4%	$431,077,488

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%	2,754,850

NET ASSETS — 100.0%	$433,832,338

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Inverse variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 5,679,382, which represents approximately 1.3% of net assets as of July 31, 2006.

(f) Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms :

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
	Amount	Termination	Made by	Received by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

				3 month LIBOR
JP Morgan(a)	$5,000	09/05/2026	5.79	floating	$(82,207)

				3 month LIBOR
Salomon Smith Barney Inc.(a)	3,000	09/05/2026	5.80	floating	(51,106)

TOTAL					$(133,313)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows are September 5, 2006.

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$414,849,336

Gross unrealized gain	17,437,465
Gross unrealized loss	(1,209,313)

Net unrealized security gain (loss)	$16,228,152

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 96.5%
Alabama — 1.2%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
$3,405,000	5.375%	12/01/16	$3,462,476
4,425,000	5.500	12/01/21	4,479,737
5,775,000	5.625	12/01/26	5,857,814
12,100,000	5.750	12/01/36	12,311,750
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
5,000,000	5.750	09/01/28	5,084,200
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	4,915,850
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.200	06/01/25	9,452,170
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
2,375,000	5.000	11/15/13	2,453,850
1,600,000	5.000	11/15/15	1,651,472
2,200,000	5.000	11/15/16	2,263,888
3,805,000	5.000	11/15/17	3,881,214
2,400,000	5.000	11/15/21	2,424,696
Health Care Authority RB Refunding for Baptist Health Series 2006 D (BBB+/A3)
1,600,000	5.000	11/15/09	1,638,288
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,885,165
7,600,000	6.000	08/01/25	7,804,288
5,000,000	6.000	08/01/35	5,105,300

			79,672,158

Alaska — 0.2%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
9,160,000	5.500	06/01/29	9,291,171
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
4,270,000	6.200	06/01/22	4,437,085

			13,728,256

Arizona — 0.4%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba1)
5,000,000	5.850	03/01/28	5,004,500
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba1)
5,000,000	5.875	03/01/33	5,004,450
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.350	10/01/22	1,499,865
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.800	11/01/32	2,493,050

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Gila County Industrial Development Authority RB Refunding for Environmental Asarco, Inc. Series 1998(a)
$6,750,000	5.550%	01/01/27	$6,457,590
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(b)
4,000,000	4.000	07/01/09	3,958,760
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.000	07/01/24	2,177,928
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Baa2)
1,250,000	6.000	08/01/33	1,323,013

			27,919,156

Arkansas — 0.5%
Jefferson County PCRB Refunding for Entergy, Inc. Project Series 2006 (A-/Baa1)
10,120,000	4.600	10/01/17	10,093,182
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	3,023,575
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,825,099
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,850,000	4.250	02/01/15	1,783,141
1,000,000	4.500	02/01/20	957,970
8,325,000	5.000	02/01/25	8,382,276
6,850,000	5.000	02/01/30	6,840,547

			32,905,790

California — 14.7%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.000	09/01/27	4,023,194
4,900,000	6.000	09/01/34	5,103,987
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A+)
2,000,000	5.500	04/01/21	2,082,620
2,750,000	5.600	04/01/26	2,854,967
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.750	09/02/24	1,391,553
2,200,000	5.800	09/02/28	2,267,804
2,500,000	5.875	09/02/34	2,577,200
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.000	09/02/25	232,974
535,000	5.150	09/02/32	533,641
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A(c)
40,725,000	0.000	06/01/46	3,578,913

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B(c)
$6,550,000	0.000%	06/01/46	$562,383
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750	06/01/29	577,927
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	205,501
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 C(c)
42,250,000	0.000	06/01/55	1,644,370
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 D(c)
98,000,000	0.000	06/01/55	2,554,860
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(d)
5,000,000	7.029	05/01/14	5,912,000
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.750	12/01/30	1,481,949
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	1,990,600
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES) (AAA)(d)
18,250,000	5.978	05/11/11	20,541,835
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)(b)(d)
6,250,000	8.608	07/01/08	6,871,500
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(d)
6,250,000	8.430	07/01/14	8,403,500
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(d)
625,000	8.156 (b)	07/01/08	687,150
4,060,000	9.156	01/01/12	5,458,914
California State GO Bonds Refunding Series 2001 (XLCA-ICR) (AAA/Aaa)
3,250,000	5.500	03/01/11	3,481,465
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/15	1,072,460
California State GO Bonds Series 2004 (A+/A1)
14,080,000	5.000	02/01/33	14,344,141
California State GO for Various Purposes Series 2006 (AMBAC) (AAA/Aaa)
7,370,000	4.500	03/01/35	7,116,767
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (First Republic Bank LOC)
26,500,000	6.000	12/01/11	26,950,500
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	3,139,140

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority VRDN for Kaiser Series 2001 C (A+)
$3,750,000	5.250%	08/01/31	$3,906,900
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.000	05/01/37	3,148,740
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A(c)
100,000,000	0.000	06/01/46	8,653,000
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B(c)
35,000,000	0.000	06/01/46	2,902,550
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,315,000	6.000	09/02/34	3,387,764
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
1,090,000	5.000	09/02/30	1,078,184
1,340,000	5.050	09/02/35	1,330,513
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.500	09/01/22	678,849
565,000	5.550	09/01/23	585,148
365,000	5.600	09/01/24	377,987
1,300,000	5.700	09/01/29	1,348,763
1,420,000	5.750	09/01/34	1,471,163
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,185,000	7.625	09/01/09	1,338,766
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.700	09/01/24	1,764,804
2,300,000	5.800	09/01/28	2,393,472
3,150,000	5.875	09/01/34	3,272,346
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000	08/15/25	2,351,336
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(e)
3,810,000	5.625	06/01/13	4,205,211
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/AAA)
140,435,000	5.000	06/01/45	143,238,083
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
14,500,000	5.000	06/01/45	14,789,420
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBCC) (AA)
32,000,000	5.000	06/01/45	32,408,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
$20,485,000	6.750%	06/01/39	$22,975,157
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.900	06/01/42	7,246,440
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.875	06/01/42	3,196,642
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.800	06/01/42	3,605,640
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.875	06/01/42	10,048,312
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(e)
44,670,000	5.500	06/01/13	48,971,721
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 A (AMBAC-TCRS) (A/A2)
155,945,000	5.000	06/01/45	156,512,640
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,410,103
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.500	10/01/15	2,255,715
2,000,000	5.500	10/01/19	2,011,360
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.000	08/01/34	3,945,700
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.500	05/01/09	1,010,740
2,700,000	5.000	05/01/11	2,798,928
2,715,000	5.000	05/01/12	2,828,894
2,345,000	5.000	05/01/15	2,447,781
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
1,495,000	5.000	08/01/35	1,518,486
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,900,000	7.000	09/02/30	2,046,319
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,427,395
690,000	5.050	09/01/35	683,045
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.950	09/01/28	4,025,530
3,300,000	6.000	09/01/34	3,492,951
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.300	10/01/32	5,212,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES)(d)
$1,665,000	12.862%	02/01/14	$2,073,941
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES)(d)
1,670,000	12.895	08/01/15	2,080,169
Los Angeles Community Facilities District Special Tax Escrow 4 Playa Vista Phase 1 Series 2003 (AMBAC) (AAA/Aaa)
12,440,000	4.750	09/01/31	12,439,502
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
960,000	9.250	08/01/24	981,638
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B/Caa2)
1,580,000	6.125	12/01/07	1,591,534
8,520,000	7.000	12/01/12	8,977,268
50,280,000	7.500	12/01/24	55,718,285
Merced Community Facilities District No. 2003-1 Special Tax Series 2005
1,000,000	5.000	09/01/30	998,540
1,000,000	5.100	09/01/35	998,900
Moorpark Community Facilities District No. 2004-1 Special Tax for Moorpark Highlands Series 2006
4,530,000	5.300	09/01/38	4,564,292
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,660,066
Oakley Public Finance Authority RB Series 2004
1,430,000	5.875	09/02/24	1,480,436
2,000,000	6.000	09/02/28	2,082,460
2,515,000	6.000	09/02/34	2,610,067
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.750	09/01/25	1,552,860
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A(e)
1,000,000	6.200	08/15/03	1,048,320
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
650,000	5.250	09/02/16	663,241
655,000	5.250	09/02/17	668,316
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.125	09/01/35	3,045,547
Poway Unified School District Special Tax Community Facilities District No. 14 Area A Series 2006
1,770,000	5.125	09/01/26	1,767,575
5,000,000	5.250	09/01/36	5,034,050
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
3,500,000	5.200	09/01/36	3,475,255
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
450,000	5.000	09/01/23	449,451
1,160,000	5.000	09/01/24	1,155,685
1,000,000	5.000	09/01/29	989,340

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
$3,040,000	5.100%	09/01/35	$3,023,128
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
7,525,000	5.400	07/01/22	7,711,695
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.250	09/02/30	2,030,139
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
1,530,000	5.000	09/01/25	1,485,752
3,395,000	5.125	09/01/35	3,279,197
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	4,721,842
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(e)
15,070,000	5.250	06/01/12	16,177,494
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (AAA/Aaa)(e)
8,895,000	5.625	06/01/12	9,721,345
Tobacco Securitization Authority Southern California Tobacco Settlement RB for Asset Backed Bonds Series 2006 A-1 (BBB/Baa3)
55,000,000	5.000	06/01/37	53,493,550
28,140,000	5.125	06/01/46	27,198,717
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,122,320
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,230,000	6.500	05/15/15	2,239,344
5,770,000	6.500	05/15/25	5,710,973
Valley Health Systems COPS Refunding Project Series 1993 (B+)
20,380,000	6.875	05/15/23	20,448,884

			942,417,681

Colorado — 1.0%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(d)
6,605,000	9.430	02/01/31	7,422,699
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
16,850,000	5.000	12/01/35	16,519,066
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	10,034,200
Cross Creek Metropolitan District No. 2 Refunding for Limited Tax Series 2006
4,500,000	6.125	12/01/37	4,502,520
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.000	12/01/20	1,023,180
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.500	12/01/19	1,600,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
McKay Landing Metropolitan GO Bonds District No. 2 Subseries 2004 A
$2,000,000	7.500%	12/01/34	$2,058,520
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.200	12/01/19	3,178,500
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.000	12/01/33	2,836,488
University of Colorado Hospital Authority RB Series 2006 A (Baa1)
4,500,000	5.000	11/15/37	4,513,500
3,000,000	5.250	11/15/39	3,066,570
Vista Ridge Metropolitan District GO Bonds Series 2001
9,575,000	7.500	12/01/31	10,083,049

			66,838,672

Connecticut — 0.5%
Bridgeport Senior Living Facilities RB for 3030 Park Retirement Community Project Series 2005
7,000,000	7.250	04/01/35	5,343,100
Connecticut State Development Authority PCRB Refunding for Western Mass RMKT 9/23/98 Series 1993 A (BBB/Baa2)
16,190,000	5.850	09/01/28	16,965,987
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(d)
3,485,000	8.730	12/15/13	4,552,804
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
695,000	5.875	07/01/22	673,239
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES) (AAA)(d)
2,660,000	6.446	01/15/13	3,340,322

			30,875,452

Delaware — 0.2%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,819,612
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
500,000	5.125	07/01/35	500,385
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB+/Baa1)
1,250,000	5.500	06/01/24	1,303,138
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
1,000,000	5.000	06/01/24	1,012,750
1,000,000	5.000	06/01/30	999,930

			10,635,815

District Of Columbia — 0.2%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
340,000	6.350	06/01/28	344,420

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
District Of Columbia — (continued)
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
$1,525,000	6.250%	05/15/24	$1,609,881
6,000,000	6.500	05/15/33	6,809,280
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(d)
2,785,000	8.552	01/01/10	3,241,072

			12,004,653

Florida — 36.5%
Aberdeen Community Development District Special Assessment Series 2005
13,000,000	5.500	05/01/36	13,121,550
Amelia National Community Development District RB for Capital Improvement Series 2004 A
4,805,000	6.300	05/01/35	5,046,259
Amelia National Community Development District RB for Capital Improvement Series 2006 A
2,000,000	5.375	05/01/37	2,005,220
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,800,000	5.800	05/01/36	2,865,240
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-1
42,000,000	5.500	05/01/36	41,977,740
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-2
28,800,000	5.250	05/01/36	28,795,680
Arborwood Community Development District Capital Improvement RB Series 2006
30,000,000	5.250	05/01/16	30,045,000
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,115,000	5.500	05/01/14	6,198,531
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
26,375,000	5.350	05/01/36	26,331,481
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,500,000	5.500	05/01/36	10,479,945
Avelar Creek Community Development District Special Assessment for Capital Improvement Revenue Series 2006
2,500,000	5.375	05/01/36	2,503,225
Ballantrae Community Development District RB for Capital Improvement Series 2004
4,865,000	6.000	05/01/35	5,019,415
Bartram Park Community Development District Special Assessment Series 2005
5,000,000	5.300	05/01/35	4,987,050
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,770,000	5.450	05/01/37	1,785,293

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Baywinds Community Development District Special Assessment Series 2006 A
$1,000,000	5.250%	05/01/37	$992,880
Baywinds Community Development District Special Assessment Series 2006 B
1,500,000	4.900	05/01/12	1,499,115
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,173,460
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,135,000	5.800	05/01/34	6,218,436
Belmont Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
10,000,000	5.125	11/01/14	10,001,500
Bluewaters Community Development District Special Assessment Series 2004
2,965,000	6.000	05/01/35	3,077,907
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
2,445,000	5.200	05/01/29	2,415,195
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,635,000	6.950	05/01/32	8,157,234
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
1,000,000	7.125	05/01/12	1,084,130
10,000,000	7.375	05/01/34	10,826,300
2,000,000	7.500	05/01/34	2,177,340
Brandy Creek Community Development District Special Assessment Series 2003 A
3,425,000	6.350	05/01/34	3,584,468
Brandy Creek Community Development District Special Assessment Series 2003 B
105,000	5.400	05/01/09	105,123
Brandy Creek Community Development District Special Assessment Series 2006 A
2,715,000	5.600	05/01/37	2,728,656
Bridgewater Community Development District Special Assessment Series 2004 A
13,320,000	6.000	05/01/35	13,641,412
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
3,550,000	5.750	05/01/35	3,602,860
Briger Community Development District Special Assessment RB Series 2002 A
2,895,000	6.750	05/01/33	3,049,043
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,480,000	6.125	05/01/35	1,545,949
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A
5,800,000	7.000	05/01/31	6,211,394

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
$1,590,000	6.125%	05/01/34	$1,607,140
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,805,000	6.700	05/01/32	12,928,836
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,065,000	6.700	05/01/31	1,116,365
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,800,000	6.850	05/01/31	2,966,684
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(e)(f)
3,000,000	8.950	10/01/12	3,723,420
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,560,000	5.600	05/01/36	3,565,411
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
6,005,000	5.375	05/01/35	5,969,390
Celebration Community Development District Special Assessment Series 2003 A
2,930,000	6.400	05/01/34	3,075,533
Century Gardens Community Development District Special Assessment Series 2004
2,350,000	5.900	05/01/34	2,375,897
CFM Community Development District RB for Capital Improvement Series 2004 A
21,570,000	6.250	05/01/35	22,779,861
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.875	05/01/14	1,759,776
City Center Community Development District Special Assessment Series 2005 A
7,320,000	6.125	05/01/36	7,313,632
Clearwater Cay Community Development District RB BANS Series 2005
23,650,000	5.375	12/01/06	23,657,804
Coconut Cay Community Development District of Florida Special Assessment Series 2006
3,000,000	5.375	05/01/36	3,016,170
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,120,000	6.400	05/01/33	11,771,410
Concord Station Community Development District RB for Capital Improvement Series 2005
1,895,000	5.000	05/01/15	1,877,793
16,110,000	5.300	05/01/35	15,953,089
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,340,000	5.850	05/01/35	2,411,487

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
$895,000	5.000%	05/01/11	$893,031
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
2,975,000	5.950	05/01/35	3,033,459
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
2,290,000	5.850	05/01/24	2,297,969
1,590,000	5.950	05/01/36	1,603,436
Copper Oaks Community Development District Special Assessment Series 2005 A
3,620,000	5.450	05/01/35	3,610,624
Copper Oaks Community Development District Special Assessment Series 2005 B
1,575,000	4.875	05/01/10	1,569,299
Cory Lakes Community Development District for Special Assessment Series 2001 A
515,000	8.375	05/01/17	561,180
Cory Lakes Community Development District for Special Assessment Series 2001 B
565,000	8.375	05/01/17	585,199
Country Greens Community Development District Special Assessment RB Series 2003
5,965,000	6.625	05/01/34	6,329,342
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,115,000	6.250	05/01/34	1,151,617
Covington Park Community Development District RB for Capital Improvement Series 2004 B
140,000	5.300	11/01/09	140,008
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.000	05/01/31	983,190
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
4,660,000	7.050	05/01/15	4,948,361
Cutler Cay Community Development District Special Assessment Series 2004
4,630,000	6.125	05/01/24	4,743,944
2,480,000	6.300	05/01/34	2,613,325
Cypress Creek of Hillsborough County Community Development District RB Series 2006
15,685,000	5.350	05/01/37	15,620,848
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,740,000	6.000	05/01/34	1,794,827
Double Branch Community Development District Special Assessment Series 2002 A
10,855,000	6.700	05/01/34	12,028,968
Double Branch Community Development District Special Assessment Series 2003 B
880,000	5.375	05/01/08	881,910

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Double Branch Community Development District Special Assessment Series 2003 C
$30,000	5.125%	05/01/08	$30,005
Double Branch Community Development District Special Assessment Series 2005 A
985,000	5.350	05/01/34	962,916
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 A
1,905,000	5.375	05/01/37	1,903,628
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
1,920,000	5.000	05/01/12	1,916,102
Durbin Crossing Community Development District Special Assessment Series 2005 A
48,995,000	5.500	05/01/37	49,360,013
Durbin Crossing Community Development District Special Assessment Series 2005 B-1
3,000,000	4.875	11/01/10	2,991,150
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,000,000	4.875	11/01/10	7,976,400
East Homestead Community Development District Special Assessment Revenue Series 2006 B
1,000,000	5.000	05/01/11	1,002,700
East Homestead Community Development District Special Assessment Series 2005
4,000,000	5.450	05/01/36	4,007,640
East Park Development District Special Assessment Series 2002
5,175,000	6.850	05/01/33	5,514,273
Escambia County PCRB International Paper Series 2006 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,829,822
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,840,000	6.250	05/01/34	6,109,049
Fishhawk Community Development District II Special Assessment RB Series 2003 B
75,000	5.000	11/01/07	74,630
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,435,000	6.125	05/01/34	2,536,077
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
4,585,000	7.300	05/01/15	4,898,522
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 A
8,725,000	5.450	05/01/36	8,689,664
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
2,000,000	4.850	05/01/11	1,992,680
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
3,225,000	5.500	07/01/08	3,233,675

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
$2,605,000	6.500%	05/01/33	$2,720,584
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
920,000	5.500	05/01/10	924,885
Gateway Services District Water & Sewer RB Refunding Series 2003
2,215,000	6.000	10/01/19	2,215,665
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.150	05/01/34	5,403,944
Grand Hampton Community Development District RB for Capital Improvement Series 2005
4,045,000	5.500	05/01/36	4,074,609
Grand Haven Community Development District Special Assessment Series 2002
200,000	6.125	11/01/07	199,902
Grand Haven Community Development District Special Assessment Series 2003
35,000	5.200	11/01/07	34,914
Grand Haven Community Development District Special Assessment Series 2004 B
120,000	5.000	05/01/09	120,241
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,975,000	7.000	05/01/33	3,182,001
Greyhawk Landing Community Development District Special Assessment Series 2002 B
635,000	6.250	05/01/09	641,121
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,435,000	6.700	05/01/33	4,847,721
Habitat Community Development RB Series 2004
4,745,000	5.850	05/01/35	4,876,626
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.250	10/01/24	1,094,182
Hamal Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
1,870,000	4.750	05/01/31	1,867,176
Hamal Community Development District Special Assessment Series 2001 (AAA)(e)
3,725,000	6.750	05/01/11	4,213,236
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	6,008,141
Hammocks Community Development District Special Assessment Series 2005 B
1,600,000	4.875	11/01/10	1,590,976
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,280,000	7.000	05/01/33	2,420,995

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Harbour Isles Community Development District Special Assessment Series 2004
$4,310,000	6.125%	05/01/35	$4,495,977
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,930,000	6.125	05/01/34	2,999,470
Heritage Bay Community Development District RB for Capital Improvements Series 2005
16,125,000	5.500	05/01/36	16,270,609
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,890,000	6.500	05/01/34	4,148,491
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,225,000	6.200	05/01/35	1,260,880
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
1,720,000	5.250	11/01/08	1,723,715
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
9,000,000	5.600	05/01/36	9,038,430
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,140,000	6.000	05/01/35	3,205,124
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
1,305,000	5.000	11/01/09	1,301,620
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	7,194,280
Heritage Isles Community Development District RB for Special Assessment Series 2002
750,000	5.900	11/01/06	749,678
Heritage Lake Park Community Development District Special Assessment Series 2004 B
4,765,000	5.100	11/01/09	4,752,945
Heritage Lake Park Community Development Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,713,056
Heritage Landing Community Development District Special Assessment Series 2005
11,000,000	5.600	05/01/36	11,074,580
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,830,000	6.300	05/01/35	6,143,421
Heritage Plantation Community Development District RB BANS Series 2005
6,655,000	5.000	11/01/06	6,656,264
Highlands Community Development District Special Assessment Series 2005
3,750,000	5.550	05/01/36	3,769,725

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
$2,700,000	5.625%	03/01/24	$2,829,519
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,350,000	6.750	05/01/33	1,428,165
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,910,000	5.500	05/01/33	1,918,156
Indigo Community Development District for Capital Improvement Special Assessment Series 2005
9,000,000	5.750	05/01/36	9,076,770
Islands at Doral Florida Special Assessment Series 2003
1,790,000	6.375	05/01/35	1,874,971
Islands at Doral III Community Development District Special Assessment Series 2004 A
10,860,000	5.900	05/01/35	11,191,121
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.250	05/01/34	1,918,254
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
11,675,000	5.000	11/15/36	11,891,338
Keys Cove Community Development District II Series 2005
2,935,000	5.500	05/01/36	2,945,595
Keys Cove Community Development District Special Assessment Series 2004
1,205,000	5.875	05/01/35	1,240,186
Killarney Community Development District Special Assessment Series 2004 A
2,505,000	6.000	05/01/35	2,556,578
Killarney Community Development District Special Assessment Series 2004 B
3,395,000	5.125	05/01/09	3,386,241
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,390,000	6.400	05/01/33	2,491,910
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
50,000	5.250	11/01/07	49,877
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 A
4,705,000	5.375	05/01/36	4,698,742
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 B
1,000,000	4.875	11/01/10	995,950
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,360,000	7.450	05/01/22	2,496,880
3,635,000	7.500	05/01/32	3,861,642
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,480,000	6.100	05/01/23	7,842,930
5,000,000	6.250	05/01/34	5,280,100

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
$5,845,000	5.300%	05/01/09	$5,835,648
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,105,000	5.950	05/01/34	2,146,995
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,150,000	6.700	05/01/31	4,400,453
Lakewood Ranch Community Development District No. 6 Capital Improvements RB Special Assessment Series 2005 A
8,495,000	5.700	05/01/36	8,531,019
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,785,000	6.125	05/01/34	5,965,550
Lakewood Ranch Stewardship District RANS for Centre and New Projects Series 2006
28,645,000	6.000	06/01/07	28,652,734
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,825,000	4.875	08/01/10	4,806,327
Lakewood Ranch Stewardship District Special Assessment Revenue for Country Club East Project Series 2006
23,000,000	5.400	05/01/37	22,851,420
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
15,000,000	5.500	05/01/36	14,895,750
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.500	11/15/29	7,078,820
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,633,250
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,390,000	6.300	05/01/34	4,555,547
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
160,000	5.300	05/01/08	160,346
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,155,000	5.850	05/01/35	6,220,982
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
7,220,000	5.000	11/01/09	7,189,171
Longleaf Community Development District Special Assessment Refunding Series 2005
6,150,000	5.400	05/01/30	6,147,233
Longleaf Community Development District Special Assessment Refunding Series 2006
3,000,000	5.375	05/01/30	3,006,780

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Longleaf Community Development District Special Assessment Series 2001
$710,000	7.250%	05/01/09	$718,492
Maple Ridge Community Development District Special Assessment Series 2000 A
1,510,000	7.150	05/01/31	1,611,230
Marshall Creek Community Development District Special Assessment Series 2002
2,860,000	6.625	05/01/32	2,996,222
Meadow Pines Community Development District Special Assessment RB Series 2004 A
6,920,000	6.250	05/01/34	7,268,284
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,890,000	6.850	05/01/33	3,039,818
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,875,000	6.400	05/01/34	4,102,501
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
495,000	5.250	11/01/07	493,782
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
985,000	6.000	05/01/35	1,003,922
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,720,000	6.300	05/01/34	2,848,656
Meadow Pointe IV Community Development District Special Assessment for Capital Improvements Series 2005
4,455,000	5.250	05/01/15	4,431,433
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.000	05/01/36	3,110,956
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,670,000	6.800	05/01/31	4,962,295
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
460,000	6.950	05/01/31	478,096
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,540,000	6.850	05/01/31	1,621,789
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,910,000	6.375	05/01/34	5,189,625
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
2,500,000	5.500	05/01/10	2,505,200
Mediterranea Community Development District Special Assessment Series 2006 A
1,550,000	5.600	05/01/37	1,569,933

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
$7,720,000	5.375%	11/15/28	$7,703,556
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
4,975,000	6.125	11/15/11	5,307,181
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	15,065,400
Middle Village Community Development District Special Assessment Series 2004 A
5,785,000	5.800	05/01/22	5,925,633
15,620,000	6.000	05/01/35	16,147,956
Middle Village Community Development District Special Assessment Series 2004 B
1,460,000	5.000	05/01/09	1,458,671
Middle Village Community Development District Special Assessment Series 2004 C
540,000	5.125	05/01/09	539,503
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	941,414
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,902,793
Montecito Community Development District Special Assessment Series 2006 B
8,000,000	5.100	05/01/13	7,950,080
Monterey/Congress Community Development District Special Assessment Series 2005 A
4,045,000	5.375	05/01/36	4,024,977
Monterra Community Development District Special Assessment Series 2005 A
22,000,000	5.500	05/01/36	22,247,720
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.000	11/01/10	29,919,300
Monterra Community Development District Special Assessment Series 2006 B
31,000,000	5.125	11/01/14	31,108,500
Moody River Estates Community Development District Capital Improvement RB Series 2005
7,000,000	5.350	05/01/36	6,869,240
Narcoossee Community Development District Special Assessment Series 2002 A
4,845,000	6.850	05/01/33	5,171,069
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.750	05/01/08	70,154
New Port Tampa Bay Community Development District Special Assessment Series 2006 A
15,000,000	5.875	05/01/38	15,099,300

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
New Port Tampa Bay Community Development District Special Assessment Series 2006 B
$1,555,000	5.300%	11/01/12	$1,553,429
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,640,000	5.375	05/01/24	2,635,908
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,915,000	5.500	05/01/35	5,924,109
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-1
8,000,000	5.450	05/01/26	7,950,560
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
4,000,000	5.500	05/01/26	3,980,080
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.125	05/01/15	2,728,550
Oak Creek Community Development District Special Assessment Series 2004
1,750,000	5.800	05/01/35	1,803,585
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,625,000	6.875	05/01/33	4,904,766
Oakstead Community Development District RB for Capital Improvement Series 2002 B
75,000	5.900	05/01/07	74,774
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,730,000	5.900	05/01/35	6,913,460
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
3,035,000	5.375	05/01/14	3,055,274
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,812,351
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,081,949
1,000,000	5.700	07/01/26	998,890
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
930,000	6.000	05/01/20	979,337
4,500,000	6.250	05/01/34	4,729,680
Orlando Urban Community Development District Special Assessment Series 2001 A
7,710,000	6.950	05/01/33	8,297,733
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,275,000	6.125	05/01/35	2,389,319
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.125	05/01/09	6,900,227

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
$7,075,000	6.250%	05/01/34	$7,306,848
Palm Coast Park Community Development District Special Assessment Series 2006
10,000,000	5.700	05/01/37	10,034,200
Palm Glades Community Development District Special Assessment Series 2006 A
1,300,000	5.300	05/01/36	1,297,621
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
3,945,000	5.750	05/01/35	3,959,202
Panther Trace Community Development District Special Assessment Series 2002 A
1,645,000	7.250	05/01/33	1,799,696
Panther Trace II Community Development District Special Assessment Series 2005 A
6,855,000	5.600	05/01/35	6,884,271
Panther Trace II Community Development District Special Assessment Series 2006
11,265,000	5.125	11/01/13	11,307,018
Panther Trails Community Development District Special Assessment Series 2005
3,810,000	5.600	05/01/36	3,811,600
Park Place Community Development District Special Assessment Series 2003
4,430,000	6.375	05/01/34	4,671,657
Parklands Lee Community Development District Special Assessment Series 2004 A
3,950,000	5.800	05/01/35	4,016,913
Parklands Lee Community Development District Special Assessment Series 2004 B
380,000	5.125	05/01/11	378,309
Parklands West Community Development District Special Assessment Series 2001 A
3,330,000	6.900	05/01/32	3,500,929
Parkway Center Community Development District Special Assessment Series 2000 A
478,601	8.250	05/01/31	479,156
Paseo Community Development District Capital Improvement RB Series 2005 A
10,555,000	5.400	05/01/36	10,404,380
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.150	05/01/34	10,795,275
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.300	11/01/10	5,376,248
11,630,000	5.750	05/01/35	12,006,579
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 (ACA) (A)
3,750,000	5.250	10/01/29	3,881,138
2,325,000	4.750	10/01/31	2,278,035

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Poinciana Community Development District Special Assessment Series 2000 A
$5,675,000	7.125%	05/01/31	$6,088,537
Portico Community Development District Capital Improvement Revenue Special Assessment Series 2006
3,000,000	5.450	05/01/37	3,010,470
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	998,140
Quarry Community Development District Special Assessment Series 2006
64,000,000	5.250	05/01/16	63,810,560
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,105,000	7.000	05/01/33	7,547,784
Renaissance Community Development District RB for Capital Improvement Series 2002 B
325,000	6.250	05/01/08	326,664
Reunion East Community Development District Special Assessment Series 2002 A
19,010,000	7.200	05/01/22	20,497,342
2,450,000	7.375	05/01/33	2,685,176
Reunion East Community Development District Special Assessment Series 2002 B
965,000	5.900	11/01/07	966,274
Reunion East Community Development District Special Assessment Series 2005
12,880,000	5.800	05/01/36	13,152,798
Reunion West Community Development District Special Assessment Series 2004
25,500,000	6.250	05/01/36	26,601,345
River Bend Community Development District Capital Improvement RB Series 2005
8,880,000	5.450	05/01/35	8,859,221
River Hall Community Development District RB for Capital Improvement Series 2005
7,000,000	5.450	05/01/36	7,007,280
Rivercrest Community Development District Special Assessment Series 2001
5,360,000	7.000	05/01/32	5,716,869
Riverside Park Community Development District Special Assessment Series 2004
1,955,000	6.125	05/01/34	1,990,307
Saddlebrook Community Development District Special Assessment Series 2001 A
4,935,000	6.900	05/01/33	5,261,944
Saddlebrook Community Development District Special Assessment Series 2001 B
20,000	6.250	05/01/09	20,314
Sail Harbour Community Development District Special Assessment Series 2005 A
6,960,000	5.500	05/01/36	6,985,543

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
$2,220,000	6.950%	05/01/31	$2,357,063
Sandy Creek Community Development District Special Assessment Series 2005 A
10,550,000	5.700	05/01/37	10,631,024
Sandy Creek Community Development District Special Assessment Series 2005 B
15,000,000	5.000	11/01/10	14,910,300
Seven Oaks Community Development District I RB Special Assessment Series 2002
250,000	5.600	11/01/07	248,760
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,635,000	6.400	05/01/34	4,898,083
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
4,940,000	5.875	05/01/35	5,030,353
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
2,375,000	5.000	05/01/09	2,372,958
Shingle Creek BANS Series 2005
27,000,000	5.125	08/01/06	27,000,000
Shingle Creek Community Development District Capital Improvement RB Series 2006
2,000,000	5.750	05/01/15	2,000,240
4,000,000	6.100	05/01/25	4,001,200
35,000,000	6.125	05/01/37	34,740,300
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.950	05/01/36	23,431,051
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
11,750,000	5.125	11/01/09	11,759,517
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.375	05/01/13	4,022,280
South Fork Community Development District RB Special Assessment Series 2004 A-1
510,000	5.900	05/01/34	514,600
South Fork Community Development District RB Special Assessment Series 2004 A-2
1,800,000	5.900	05/01/35	1,827,324
South Fork Community Development RB Series 2003
2,455,000	6.150	05/01/33	2,603,798
South Fork East Community Development District Capital Improvement RB Series 2005
9,000,000	5.350	05/01/36	8,970,030
South Village Community Development District RB for Capital Improvement Series 2005 A
13,320,000	5.700	05/01/35	13,508,878

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
South-Dade Venture Community Development District Special Assessment Series 2004
$2,660,000	6.000%	05/01/24	$2,763,155
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,290,000	5.800	05/01/35	8,355,905
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,520,000	5.850	05/01/34	3,522,499
Spicewood Community Development District Special Assessment Series 2003 A
2,925,000	6.100	05/01/34	3,025,737
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,955,000	6.125	05/01/34	5,258,395
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
475,000	5.300	05/01/10	478,610
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.200	05/01/35	4,113,400
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
1,940,000	5.500	11/01/10	1,947,721
Stonegate Community Development District RB Special Assessment Series 2004
2,245,000	6.125	05/01/34	2,322,902
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,495,000	5.900	05/01/34	3,552,772
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	990,740
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,780,000	6.800	10/01/32	7,038,454
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,575,000	6.900	10/01/34	4,762,529
Sumter Landing Community Development District Recreational RB SubSeries 2005 B
6,500,000	5.700	10/01/38	6,501,560
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,300,000	5.875	05/01/34	5,337,524
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 A
14,780,000	5.375	05/01/37	14,730,635
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
7,500,000	5.000	05/01/15	7,484,850

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
The Quarry Community Development District Special Assessment Series 2005 A-1
$55,350,000	5.500%	05/01/36	$55,643,908
The Quarry Community Development District Special Assessment Series 2005 A-2
7,055,000	5.250	05/01/36	7,059,021
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
4,785,000	5.350	05/01/35	4,775,621
Thousand Oaks Community Development District Special Assessment RB Series 2005 A2
1,000,000	5.350	05/01/36	997,410
Tisons Landing Community Development District Special Assessment RB Series 2005 A
2,600,000	5.625	05/01/37	2,599,298
Tisons Landing Community Development District Special Assessment RB Series 2005 B
4,000,000	5.000	11/01/11	4,019,960
Tolomato Community Development District Special Assessment Series 2006
63,500,000	5.400	05/01/37	63,423,165
Tomoka Community Development District Series 2004 A
8,150,000	6.100	05/01/35	8,430,278
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,880,000	6.000	05/01/36	10,099,830
Turnbull Creek Community Development District Special Assessment Series 2005
6,915,000	5.800	05/01/35	6,991,618
University Place Community Development District Special Assessment Series 2001 A
1,650,000	7.000	05/01/32	1,758,108
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,800,000	6.750	05/01/34	4,027,316
Verandah East Community Development District Special Assessment Capital Improvement Series 2006 A
2,000,000	5.400	05/01/37	2,026,180
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	8,010,320
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
5,000,000	5.000	11/01/12	4,987,100
7,000,000	5.000	11/01/13	6,961,360
Verona Walk Community Development District Capital Improvement Revenue Special Assessment Series 2006
9,520,000	5.375	05/01/37	9,522,380
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,900,000	5.850	05/01/35	7,036,137

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Center Community Development District Recreational RB SubSeries 1998 B
$1,930,000	8.250%	01/01/17	$1,993,130
Village Center Community Development District Recreational RB SubSeries 1998 C
2,145,000	7.375	01/01/19	2,253,151
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.350	01/01/18	4,209,615
Village Center Community Development District Recreational RB SubSeries 2004 B
5,570,000	5.875	01/01/15	5,719,443
Village Community Development District No. 3 Special Assessment Series 2002
7,000,000	6.500	05/01/32	7,422,940
Village Community Development District No. 4 Special Assessment Series 2000
2,630,000	7.150	05/01/18	2,839,953
Village Community Development District No. 4 Special Assessment Series 2002
3,900,000	6.875	05/01/22	4,195,620
5,650,000	6.950	05/01/32	6,069,682
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.500	05/01/33	529,235
Village Community Development District No. 5 Special Assessment Series 2002 A
16,300,000	6.500	05/01/33	17,342,222
Village Community Development District No. 5 Special Assessment Series 2003 A
3,875,000	6.000	05/01/22	4,035,425
21,500,000	6.100	05/01/34	22,413,965
Village Community Development District No. 6 Special Assessment RB Series 2004
5,455,000	5.625	05/01/22	5,518,714
44,125,000	5.800	05/01/35	44,872,477
Village Community Development District No. 7 Special Assessment Series 2006
89,570,000	5.375	05/01/36	90,679,772
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
12,700,000	5.700	05/01/35	12,871,450
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
5,505,000	5.600	05/01/36	5,534,011
Villasol Community Development District Special Assessment RB Series 2003 A
4,065,000	6.600	05/01/34	4,291,299
Villasol Community Development District Special Assessment RB Series 2003 B
685,000	5.375	05/01/08	686,486
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,615,000	6.750	05/01/34	3,872,316

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Vizcaya in Kendall Community Development District BANS Series 2005
$15,000,000	5.125%	12/01/06	$15,019,950
Walnut Creek Community Development District Special Assessment Series 2000 A
3,755,000	7.300	05/01/21	4,007,186
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,820,000	6.700	05/01/32	2,995,912
Watergrass Community Development District Special Assessment Series 2005 A
6,230,000	5.500	05/01/36	6,238,286
Watergrass Community Development District Special Assessment Series 2005 B
1,500,000	4.875	11/01/10	1,497,570
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
935,000	6.950	05/01/31	989,698
Waters Edge Community Development District RB for Capital Improvement Series 2005
2,000,000	5.300	05/01/36	1,999,360
Wentworth Estates Community Development District Special Assessment Series 2006 A
15,000,000	5.625	05/01/37	15,141,750
Wentworth Estates Community Development District Special Assessment Series 2006 B
9,550,000	5.125	11/01/12	9,561,269
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
11,000,000	5.500	05/01/37	11,072,600
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,355,000	6.000	05/01/23	4,554,982
24,250,000	6.125	05/01/35	25,397,267
Westside Community Development District Special Assessment Series 2005
5,000,000	5.650	05/01/37	5,066,650
WinterGarden Village at Fowler Groves Community Development District Special Assessment Series 2006
2,000,000	5.650	05/01/37	2,032,320
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.250	05/01/22	1,047,490
500,000	6.500	05/01/36	526,645
World Commerce Community Development District Special Assessment Series 2004 A-2
2,965,000	6.125	05/01/35	3,080,398
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.375	05/01/34	2,604,300
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,550,000	5.600	05/01/36	11,551,617

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Zephyr Ridge Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
$3,720,000	5.250%	05/01/13	$3,716,875

			2,337,202,839

Georgia — 0.4%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,257,576
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,100,646
2,250,000	5.600	01/01/30	2,296,507
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
10,000,000	7.750	12/01/14	11,022,100
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.500	01/01/34	3,836,002
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,855,346
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,815,660

			27,183,837

Guam — 0.2%
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.375	11/15/13	5,013,200
Guam Government Waterworks Authority Water & Wastewater System RB Series 2005 (Ba2)
1,500,000	6.000	07/01/25	1,594,095
3,000,000	5.875	07/01/35	3,139,650

			9,746,945

Hawaii — 0.2%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC)(d)
2,500,000	11.499	07/01/15	3,231,400
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
9,265,000	5.625	11/15/27	9,000,021
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
2,840,000	7.375	08/01/11	2,882,032

			15,113,453

Idaho — 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,350,388
1,000,000	5.250	09/01/26	1,018,650
3,335,000	5.250	09/01/37	3,370,818

			5,739,856

Illinois — 1.4%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,281,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
$6,550,000	6.500%	12/01/07	$6,738,705
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,100,860
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.500	12/01/06	251,863
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
2,295,000	6.250	10/01/32	2,333,579
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	250,478
1,450,000	5.625	03/01/36	1,450,884
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/BaA-1)(b)
6,050,000	5.500	02/28/14	6,138,753
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
8,000,000	6.250	05/01/30	8,633,280
7,840,000	6.250	05/01/34	7,963,402
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,590,704
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB+)
2,500,000	5.000	02/15/15	2,490,425
5,000,000	5.375	02/15/25	4,995,850
4,000,000	5.625	02/15/37	4,029,840
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,587,580
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.000	06/01/24	6,940,630
5,760,000	5.125	06/01/35	5,777,280
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.000	06/01/24	2,072,323
4,000,000	5.375	06/01/35	4,011,240
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.000	07/01/21	2,114,540
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.250	03/01/34	1,871,496
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.125	08/15/19	1,961,180
1,100,000	5.000	08/15/21	1,115,972

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
$4,750,000	6.000%	03/01/36	$4,737,840

			92,440,304

Indiana — 1.1%
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
3,760,000	5.250	08/01/36	3,791,998
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.000	02/15/36	10,075,300
42,120,000	5.000	02/15/39	42,373,141
Indiana Health & Educational Facilities Finance Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 A (A-)
1,000,000	5.250	02/15/30	1,032,540
2,550,000	5.250	02/15/36	2,627,086
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
1,500,000	6.375	08/01/31	1,587,225
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.100	01/15/17	7,563,946
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(a)
10,000,000	6.500	11/15/31	850,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,615,975

			72,517,211

Iowa — 1.4%
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 A (BBB-)
4,250,000	5.500	07/01/25	4,336,955
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
27,675,000	5.375	06/01/38	27,705,719
12,500,000	5.500	06/01/42	12,587,625
9,530,000	5.625	06/01/46	9,679,621
Tobacco Settlement Authority RB Series 2001 B (AAA)(e)
31,645,000	5.300	06/01/11	33,398,766

			87,708,686

Kansas — 0.6%
Lawrence Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
1,500,000	5.125	07/01/36	1,533,270
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
4,250,000	5.600	05/15/28	4,252,465
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	954,670
1,000,000	4.625	10/01/31	961,820
825,000	5.000	10/01/36	830,602

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kansas — (continued)
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005
$8,060,000	4.750%	12/01/16	$8,174,855
20,600,000	5.000	12/01/20	21,006,438

			37,714,120

Kentucky — 0.1%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	507,200
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(c)
2,000,000	0.000	10/01/22	932,140
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
6,750,000	6.000	10/01/18	7,597,935

			9,037,275

Louisiana — 1.1%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.000	11/01/18	6,253,865
Hodge Utility RB Series 2003 (AMT) (CCC+)
6,750,000	7.450	03/01/24	7,667,460
Louisiana State Gas & Fuels Tax RB Series 2005 A (FGIC) (AAA/Aaa)
10,000,000	5.000	05/01/30	10,205,200
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
17,225,000	5.500	05/15/30	17,901,770
28,575,000	5.875	05/15/39	29,998,607

			72,026,902

Maryland — 1.1%
Baltimore Maryland Convention Center Hotel RB SubSeries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	603,204
15,155,000	5.875	09/01/39	15,857,586
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,831,375
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	3,176,730
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	4,036,612
Maryland Health & Higher Educational Facilities Authority RB for Edenwald Series 2006 A
1,000,000	5.400	01/01/31	1,015,110
1,100,000	5.400	01/01/37	1,106,776
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(d)
5,825,000	6.432	05/01/14	7,442,253

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(b)
$2,000,000	4.600%	04/01/16	$1,963,180
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/Baa1)
1,000,000	5.750	08/15/16	1,077,190
4,500,000	5.375	08/15/24	4,695,075
10,750,000	5.500	08/15/33	11,159,467
Prince Georges County Special Obligation Bonds for National Harbor Project Series 2004 RMKT 9/21/05
1,890,000	4.700	07/01/15	1,890,662
4,750,000	5.200	07/01/34	4,730,952
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.250	07/01/35	1,495,065
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,120,720

			69,201,957

Massachusetts — 0.7%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,269,039
2,000,000	5.625	04/01/29	2,018,980
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)(d)
2,500,000	10.099	12/01/14	3,141,125
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
2,900,000	9.000	12/15/15	3,571,466
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.200	12/15/31	2,458,680
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
265,000	5.750	10/01/06	265,533
5,400,000	6.000	10/01/23	5,412,258
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,048,900
1,000,000	5.700	10/01/34	1,045,000
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,731,954
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
13,700,000	5.000	07/01/33	13,709,179

			42,672,114

Michigan — 1.0%
Flint Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,477,097
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (Ba1)
3,205,000	5.500	07/01/08	3,238,588

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
$2,250,000	5.375%	07/01/28	$2,238,795
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	412,967
400,000	5.000	05/15/30	395,036
1,000,000	5.000	05/15/37	981,430
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,520,376
2,000,000	5.000	05/15/34	1,973,240
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 A (A/A1)
9,375,000	5.000	11/15/38	9,456,844
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management Inc. Project Series 2002 (AMT) (BBB)
10,000,000	4.625	12/01/12	9,958,800
Midland County Economic Development RB for Obligation-Midland Series 2000 B (B/B3)
5,000,000	6.750	07/23/09	5,099,050
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (B/B3)
11,150,000	6.875	07/23/09	11,370,881
Monroe County Hospital Finance Authority RB Refunding for Mercy Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
3,500,000	5.500	06/01/35	3,582,355
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
1,750,000	5.375	06/01/26	1,787,765
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995(a)
3,250,000	6.750	12/01/15	2,075,710
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)(a)
8,235,000	6.000	12/01/29	5,437,900

			61,006,834

Minnesota — 0.8%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
700,000	5.500	02/01/24	703,549
1,380,000	5.600	02/01/32	1,381,987
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.500	04/01/30	12,322,800
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	8,133,075
St. Paul Housing and Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3)
11,500,000	6.000	11/15/30	12,351,460
10,000,000	6.000	11/15/35	10,701,900
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.750	05/01/25	2,777,517
1,400,000	5.875	05/01/30	1,436,526

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — (continued)
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B (N/R)
$2,700,000	6.000%	05/01/30	$2,793,663

			52,602,477

Mississippi — 0.1%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,057,970
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
7,400,000	5.875	04/01/22	7,423,088

			8,481,058

Missouri — 0.5%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,157,826
1,000,000	6.250	01/01/24	1,022,380
2,500,000	6.500	01/01/35	2,586,900
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,290,000	6.250	01/01/30	1,360,898
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	3,174,541
15,960,000	5.000	06/01/35	15,862,325
St. Louis IDA MF Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(b)
2,610,000	4.000	12/20/06	2,609,322
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(b)
6,500,000	3.125	08/20/09	6,498,375

			35,272,567

Montana(b) — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
10,500,000	5.200	05/01/09	10,749,900

Nevada — 1.2%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,460,000	5.800	08/01/15	1,515,465
5,000,000	6.100	08/01/18	5,197,950
3,995,000	6.375	08/01/23	4,158,316
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.600	10/01/30	10,397,646
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.900	10/01/30	13,665,137
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.500	10/01/30	710,213

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)
$4,835,000	5.450%	03/01/13	$4,998,181
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)
4,475,000	8.436	06/15/12	5,953,361
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,880,000	5.550	03/01/17	1,936,795
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.500	03/01/08	622,883
1,060,000	4.900	03/01/17	1,050,396
1,555,000	5.000	03/01/20	1,537,444
820,000	5.100	03/01/22	817,040
3,600,000	5.125	03/01/25	3,575,916
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,400,000	5.000	09/01/25	1,379,490
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,130,000	5.700	06/01/08	1,161,651
1,965,000	6.750	06/01/21	2,034,109
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.900	06/01/17	1,373,355
1,375,000	5.900	06/01/18	1,413,967
500,000	6.000	06/01/19	515,085
5,000,000	6.250	06/01/24	5,128,700
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/BA1)
8,000,000	5.000	07/01/09	7,954,800

			77,097,900

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
1,050,000	5.250	06/01/26	1,057,896
1,100,000	5.250	06/01/36	1,098,845
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004
1,000,000	5.500	07/01/25	1,007,260
1,400,000	5.875	07/01/34	1,425,102
New Hampshire Health and Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
1,400,000	5.000	07/01/32	1,410,822
New Hampshire Health and Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
1,610,000	5.000	07/01/36	1,616,166
New Hampshire State Business Finance Authority RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)
3,750,000	5.200	05/01/27	3,772,650

			11,388,741

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — 3.7%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
$825,000	5.000%	01/01/15	$817,311
710,000	5.750	01/01/25	725,769
1,230,000	5.875	01/01/37	1,257,331
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,539,720
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.000	11/15/15	2,782,275
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.500	04/01/28	6,677,471
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
7,000,000	6.625	09/15/12	7,434,840
24,520,000	6.250	09/15/19	24,945,667
4,060,000	6.400	09/15/23	4,158,699
10,635,000	6.250	09/15/29	10,881,200
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
1,825,000	5.500	07/01/30	1,883,984
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.500	07/01/21	891,135
500,000	6.625	07/01/31	540,395
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.000	07/01/32	2,100,120
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.875	07/01/30	1,653,495
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.500	07/01/23	1,059,980
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
53,480,000	5.750	06/01/32	55,827,237
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
21,055,000	6.000	06/01/37	22,210,709
40,105,000	6.125	06/01/42	42,495,258
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.750	06/01/39	8,500,812
5,130,000	7.000	06/01/41	5,821,524
32,345,000	6.250	06/01/43	35,103,058

			239,307,990

New Mexico — 0.6%
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.300	12/01/16	2,567,275

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Mexico — (continued)
Farmington PCRB for San Juan Project Series 2003 A (BBB/Baa2)
$31,000,000	4.875%	04/01/33	$30,791,990
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba1)
3,000,000	6.950	10/01/20	3,133,050
Mariposa East Public Improvement District GO Series 2006
500,000	5.500	09/01/16	507,710
1,000,000	6.000	09/01/32	1,020,200

			38,020,225

New York — 2.3%
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
18,760,000	5.000	09/01/35	19,191,855
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(d)
5,000,000	6.489	11/15/10	5,900,800
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/22	1,009,370
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.250	11/01/21	424,860
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,000,000	5.875	11/01/11	1,042,580
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
615,000	5.625	11/01/10	631,857
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
800,000	5.625	11/01/09	832,952
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.200	11/01/07	151,029
2,000,000	6.000	11/01/20	2,096,060
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (B2)
1,005,000	6.375	07/01/31	1,021,944
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
1,740,000	7.250	11/01/08	1,771,825
4,055,000	8.000	11/01/12	4,415,571
New York City Industrial Development Agency Civic Facilities RB for Staten Island University Hospital Series 2002 PJ-C (B2)
1,480,000	6.450	07/01/32	1,507,114
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
12,000,000	5.400	07/01/20	11,072,520
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa2)
4,000,000	6.900	08/01/24	4,000,760
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.750	03/01/15	2,154,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial RB for Liberty 7 World Trade Center Series 2005 A
$5,000,000	6.250%	03/01/15	$5,320,200
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(d)
8,000,000	6.432	11/01/26	9,163,360
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.250	06/01/08	4,087,040
New York GO Bonds Series 2003 A (AA-/A1)
4,000,000	5.000	08/01/12	4,204,800
New York GO Bonds Series 2003 D (AA-/A1)
6,000,000	5.250	10/15/18	6,341,760
New York GO Bonds Series 2005 M (AA-/A1)
7,980,000	5.000	04/01/25	8,205,435
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.250	07/01/24	1,037,950
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.000	05/01/18	6,783,183
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES) (AAA)(d)
5,465,000	10.464	06/15/11	7,602,689
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)(b)(d)
3,625,000	7.088	11/01/09	4,064,060
Niagara County Industrial Development Agency RB for Solid Waste Disposal Refunding Series 2001 A (AMT) (BB+/Baa3)(b)
5,000,000	5.450	11/15/12	5,255,800
Saratoga County IDA Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
975,000	5.000	12/01/08	993,154
1,205,000	5.000	12/01/12	1,239,126
300,000	5.000	12/01/14	307,578
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
2,000,000	5.000	11/01/28	2,007,760
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
16,660,000	5.500	06/01/18	17,786,049
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (BB/Ba2)
4,000,000	5.875	11/01/25	4,046,000

			145,671,681

North Carolina — 1.1%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,672,931
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.750	02/01/28	3,196,470

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Gaston County Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
$20,500,000	5.750%	08/01/35	$21,483,385
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.375	01/01/16	6,837,741
4,850,000	5.375	01/01/17	5,092,112
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.125	01/01/23	3,471,502
North Carolina Medical Care Community Health Care Facilities RB 1st Mortgage for Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,672,572
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.500	10/01/13	2,666,197
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.500	07/01/32	3,186,630
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,750,880
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(b)
1,500,000	4.300	09/01/08	1,497,000
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
1,000,000	5.250	10/01/24	1,007,570
1,600,000	5.500	10/01/32	1,629,920
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,095,350
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.375	01/01/13	1,894,183
5,000,000	6.500	01/01/20	5,430,000
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.500	01/01/13	2,722,711

			72,307,154

Ohio — 1.0%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
28,025,000	5.375	09/15/27	26,677,278
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
3,925,000	5.500	12/01/08	3,923,077
20,550,000	5.700	12/01/19	20,524,723
Cleveland-Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998(e)
5,600,000	5.500	12/01/08	5,848,066
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)(e)
3,000,000	5.125	08/01/13	2,912,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT)
$820,000	5.000%	05/15/20	$814,293
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,602,950

			63,303,027

Oklahoma — 1.6%
Comanche County Hospital Authority RB Refunding Series 2005 (Radian) (AA/Aa3)
1,000,000	5.250	07/01/14	1,058,290
1,320,000	5.250	07/01/16	1,397,933
990,000	5.250	07/01/17	1,035,827
3,135,000	5.250	07/01/18	3,277,799
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
3,250,000	5.375	09/01/36	3,321,273
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(e)
4,320,000	5.625	08/15/09	4,577,256
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B/Caa2)(b)
16,100,000	6.000	12/01/08	16,114,007
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B/Caa2)(b)
14,110,000	5.375	12/01/06	14,120,583
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B/Caa2)(b)
27,675,000	5.650	12/01/08	27,630,166
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B/Caa2)(b)
25,500,000	7.750	12/01/14	28,148,430
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,243,472
1,365,000	6.000	05/01/31	1,372,330

			104,297,366

Oregon — 0.3%
Gilliam County Solid Waste Disposal RB for Waste Management Project Series 2002 (AMT) (BBB)
18,000,000	5.250	07/01/29	18,215,280
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	196,581
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,605,000	7.000	12/01/34	2,607,996

			21,019,857

Pennsylvania — 4.4%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.750	01/01/09	2,074,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/Ba3)
$210,000	9.250%	11/15/15	$248,976
16,460,000	9.250	11/15/22	19,507,898
14,540,000	9.250	11/15/30	17,232,372
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,269,640
4,130,000	5.125	04/01/35	4,131,156
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB/Ba1)
12,570,000	5.500	11/01/16	13,098,066
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
1,000,000	5.100	07/01/14	1,008,480
2,000,000	5.600	07/01/23	2,065,640
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/Ba1)
7,265,000	6.000	11/15/16	7,243,496
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	3,103,950
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.625	07/01/34	3,344,160
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.000	03/01/19	9,440,237
Cumberland County Municipal Authority Retirement Community RB Prerefunded Wesley Series 2002 A
3,610,000	7.250	01/01/13	4,300,051
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A
1,390,000	7.250	01/01/35	1,485,757
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba2)
32,100,000	6.100	07/01/13	33,418,347
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,521,510
2,000,000	5.900	07/01/40	2,026,360
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa1)
11,500,000	5.375	08/15/33	11,855,925
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
1,550,000	5.375	11/15/34	1,624,245
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
1,720,000	5.125	02/01/12	1,731,662
1,775,000	5.300	02/01/13	1,802,726
2,000,000	6.125	02/01/28	2,105,280
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)
8,115,000	6.500	04/01/19	8,128,390
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
11,500,000	6.375	11/01/41	12,376,530

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B2)
$26,550,000	6.750%	12/01/36	$28,482,043
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B2)
36,500,000	6.750	12/01/36	39,151,360
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B2)
2,000,000	6.750	12/01/36	2,145,280
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B2)
18,500,000	6.750	12/01/36	19,843,840
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.000	05/01/24	1,468,684
675,000	5.000	05/01/25	702,601
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
3,195,000	5.000	08/01/14	3,373,696
3,350,000	5.000	08/01/15	3,518,773
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	496,555
4,825,000	6.200	07/01/17	4,786,207
6,840,000	6.250	07/01/20	6,778,508
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
2,275,000	5.375	11/15/34	2,368,093

			280,260,974

Puerto Rico — 1.3%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)(d)(e)
2,655,000	7.704	07/01/10	2,866,763
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(b)(d)
7,500,000	5.535	07/01/08	7,872,900
Puerto Rico Commonwealth GO for Public Improvement Series 2004 A (BBB/Baa3)
4,000,000	5.250	07/01/20	4,159,880
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
7,950,000	5.000	12/01/09	8,145,172
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2005 K (BBB/Baa3)
5,840,000	5.000	07/01/35	5,894,078
Puerto Rico Commonwealth Highway & Transportation Authority RB Transportation Series 2005 K (BBB/Baa3)
7,250,000	5.000	07/01/45	7,291,107
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa3)
9,820,000	5.000	07/01/41	9,840,524

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC+/Caa2)
$5,400,000	6.450%	12/01/25	$5,434,398
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
6,285,000	5.000	03/01/36	6,217,688
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G. Mendez University Systems Project Series 2006 (BBB-)
1,490,000	5.000	03/01/21	1,516,045
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(b)
19,400,000	5.750	02/01/12	20,607,650
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(d)
3,225,000	8.770	08/01/16	3,994,163

			83,840,368

Rhode Island — 0.6%
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB)(b)
3,000,000	4.625	04/01/16	2,950,500
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2)(e)
2,840,000	6.000	09/15/08	2,965,187
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
4,955,000	6.000	06/01/23	5,168,263
7,500,000	6.125	06/01/32	7,850,250
20,340,000	6.250	06/01/42	21,312,252

			40,246,452

South Carolina — 1.7%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(c)
15,000,000	0.000	01/01/33	1,663,500
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,300,000	6.125	10/01/17	4,465,937
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
5,186,000	6.875	11/01/35	5,172,257
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
4,723,000	6.125	11/01/14	4,691,073
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	5,014,100
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB)(e)
8,750,000	7.125	12/15/10	10,012,625

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
$10,000,000	6.250%	08/01/31	$10,748,500
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.000	05/15/22	20,353,807
35,695,000	6.375	05/15/28	38,135,467
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B2)
11,430,000	5.700	01/01/24	11,431,715

			111,688,981

Tennessee — 0.8%
Chattanooga Health, Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A
5,000,000	5.000	10/01/25	4,866,750
9,750,000	5.125	10/01/35	9,473,003
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(d)
6,000,000	11.144	07/01/33	8,039,160
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
9,225,000	5.500	07/01/36	9,610,882
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	1,029,110
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (A3)(e)
2,500,000	6.000	09/01/12	2,784,425
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,991,320
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(d)
9,190,000	6.539	10/01/08	10,064,520
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
1,310,000	6.539	09/01/08	1,431,149

			49,290,319

Texas — 6.5%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC+/Caa2)
15,845,000	7.000	12/01/11	16,188,203
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
13,150,000	4.850	04/01/21	13,053,742
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.125	07/01/22	1,266,744
1,000,000	6.300	07/01/32	1,057,360
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
14,375,000	7.700	04/01/33	16,564,025

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
$6,800,000	7.700%	03/01/32	$7,839,720
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(b)
21,940,000	5.750	11/01/11	23,110,060
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-)
9,275,000	6.750	10/01/38	10,241,826
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-)(b)
3,025,000	5.400	10/01/14	3,156,678
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.375	04/01/19	6,345,875
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.750	12/01/18	10,734,700
Dallas County Flood Control District GO Bonds Series 2002(e)
6,000,000	7.250	04/01/32	6,327,180
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC+/Caa2)
42,000,000	6.000	11/01/14	41,036,520
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CCC+/Caa2)
53,395,000	6.375	05/01/35	52,391,174
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC+/Caa2)(b)
15,860,000	6.150	11/01/07	16,039,694
Dallas Fort Worth International Airport RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.000	11/01/32	1,742,612
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-1 (AMT) (CCC+/Caa2)(b)
5,620,000	8.500	05/01/08	5,860,873
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-2 (AMT) (CCC+/Caa2)(b)
5,020,000	9.000	05/01/15	5,811,905
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-3 (AMT) (CCC+/Caa2)
20,000,000	9.125	05/01/29	22,899,600
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999(e)
3,000,000	6.250	08/15/29	3,258,570
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,500,000	6.650	04/01/32	1,623,480

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A+/A2)
$2,595,000	5.000%	12/01/20	$2,651,571
435,000	5.000	12/01/21	443,278
1,000,000	5.125	12/01/22	1,023,410
1,000,000	5.125	12/01/23	1,022,030
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.700	07/15/29	965,170
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/Caa2)
4,730,000	5.700	07/15/29	4,565,254
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.750	07/01/21	3,629,840
26,660,000	6.750	07/01/29	28,213,212
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.125	02/15/34	1,648,050
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(d)
6,455,000	8.550	03/01/10	7,472,824
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.950	05/01/30	11,254,870
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
1,500,000	5.000	02/15/15	1,523,340
2,025,000	5.500	02/15/25	2,085,082
3,250,000	5.625	02/15/35	3,364,888
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.200	01/01/21	4,362,246
5,000,000	7.250	01/01/31	5,183,350
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B2)
8,500,000	6.700	11/01/30	9,242,390
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 B (BBB-/Baa3)
2,500,000	5.400	04/01/18	2,595,400
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 C (BBB-/Baa3)
1,000,000	5.400	04/01/18	1,038,160
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B2)
4,500,000	6.700	11/01/30	4,893,030
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B/B2)
3,000,000	5.200	05/01/07	3,003,090
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
3,000,000	6.150	08/01/22	3,259,710
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2)(b)
19,040,000	5.500	11/01/11	19,971,437

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
$2,000,000	6.750%	05/15/21	$2,148,580
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,619,379
9,250,000	5.000	07/01/23	9,126,605
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,573,312
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,664,589

			416,094,638

U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.000	10/01/10	2,292,195
1,045,000	5.000	10/01/12	1,083,017
1,000,000	5.000	10/01/14	1,039,320
1,250,000	5.250	10/01/16	1,309,013
1,000,000	5.250	10/01/18	1,040,300
1,000,000	5.250	10/01/19	1,036,860
1,720,000	5.250	10/01/20	1,778,686
1,000,000	5.250	10/01/21	1,032,070
500,000	5.250	10/01/22	515,010
500,000	5.250	10/01/23	513,990

			11,640,461

Utah — 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
9,850,000	5.700	11/01/26	10,267,345

Vermont — 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,501,800
Vermont Economic Development Authority Mortgage RB Wake Robin Corp. Project Series 2006 A
2,390,000	5.375	05/01/36	2,403,288

			3,905,088

Virginia — 0.6%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	321,910
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,246,200
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
3,250,000	5.250	02/01/08	3,274,278
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	564,323

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
$3,750,000	5.875%	03/01/17	$3,687,675
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	762,675
750,000	5.500	09/01/34	765,300
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A
1,000,000	6.100	06/01/12	1,119,950
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,841,713
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	509,235
1,100,000	6.125	01/01/35	1,120,570
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (AAA)(e)
10,505,000	5.500	08/15/08	11,043,591
Suffolk Industrial Development Authority Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	718,287
Suffolk Industrial Development Authority Retirement Facilties RB Refunding First Mortgage for Lake Prince Center Series 2006
1,000,000	5.300	09/01/31	990,420
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
2,000,000	5.000	11/01/22	1,979,480
1,000,000	5.250	11/01/26	1,009,100
1,000,000	5.375	11/01/32	1,012,260
Winchester IDA Residential Care Facilities RB for Westminster Canterbury Series 2005 A
1,000,000	5.200	01/01/27	1,002,190
1,000,000	5.300	01/01/35	1,003,520

			38,972,677

Washington — 0.2%
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
600,000	5.500	12/01/15	635,304
1,175,000	5.375	12/01/22	1,212,471
1,500,000	5.500	12/01/30	1,549,245
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
9,610,000	6.500	06/01/26	10,480,377

			13,877,397

West Virginia — 0.5%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
10,000,000	5.250	07/01/20	10,286,200
10,000,000	5.250	07/01/25	10,213,600
10,000,000	5.250	07/01/35	10,199,200

			30,699,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — 0.7%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
$5,085,000	6.125%	06/01/27	$5,403,931
16,250,000	6.375	06/01/32	17,447,787
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,550,070
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,713,025
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.750	05/01/29	3,101,880
2,750,000	6.100	05/01/34	2,925,698
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,971,470
2,800,000	5.250	03/01/35	2,799,888
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Housing, Inc. Series 2006
2,385,000	5.800	08/01/29	2,401,934
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,281,171

			42,596,854

Wyoming — 0.3%
Converse County RB for Memorial Hospital Project Series 2000(e)
3,605,000	9.000	12/01/10	4,349,613
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB-/Baa3)
11,750,000	5.600	12/01/35	12,311,650

			16,661,263

TOTAL MUNICIPAL DEBT OBLIGATIONS			$6,185,871,726

Other Municipals — 2.3%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 AMT (A3)(b)(f)
$9,000,000	5.750%	04/30/15	$9,511,650
GMAC Municipal Mortgage Trust AMT (A3)(b)(f)
7,500,000	4.800	04/30/15	7,478,250
GMAC Municipal Mortgage Trust AMT (Baa1)(b)(f)
5,000,000	5.500	04/30/25	4,953,400
GMAC Municipal Mortgage Trust AMT(b)(f)
9,500,000	5.700	04/30/25	9,466,560
GMAC Municipal Mortgage Trust Series A AMT (A3)(b)(f)
6,475,000	4.150	10/31/09	6,410,768
GMAC Municipal Mortgage Trust Series A-1 AMT (A3)(b)(f)
9,625,000	4.900	10/31/14	9,721,827
GMAC Municipal Mortgage Trust Series A-2 AMT (A3)(b)(f)
16,650,000	5.300	10/31/19	17,128,188
GMAC Municipal Mortgage Trust Series B AMT (Baa1)(b)(f)
17,150,000	5.600	10/31/19	17,650,094

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(b)(f)
$6,000,000	4.900%	09/30/14	$5,967,720
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(b)(f)
4,000,000	4.950	09/30/12	4,003,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-4(b)(f)
8,000,000	5.125	09/30/15	8,013,920
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B (Baa1)(b)(f)
4,000,000	7.750	11/01/10	4,421,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa1)(b)(f)
4,000,000	5.200	09/30/14	4,058,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-3(b)(f)
6,000,000	5.300	09/30/15	6,060,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(b)(f)
5,000,000	4.700	09/30/09	4,963,550
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)(b)(f)
3,000,000	5.400	09/30/14	3,001,740
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)(b)(f)
3,000,000	5.800	09/30/19	2,972,550
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(b)(f)
3,000,000	5.500	09/30/15	3,004,020
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series D(b)(f)
6,000,000	5.900	09/30/20	6,007,860
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
8,729,000	4.050	05/04/10	8,606,358

TOTAL OTHER MUNICIPALS			$143,402,735

Shares	Description	Value
Common Stock — 0.0%
Airlines — 0.0%
35,376	UAL Corp.	$924,729

TOTAL COMMON STOCK		$924,729

TOTAL INVESTMENTS — 98.8%		$6,330,199,190

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		78,090,149

NET ASSETS — 100.0%		$6,408,289,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

(a) Security is currently in default.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2006.

(e) Prerefunded security. Maturity date disclosed is prerefunding date.

(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $314,321,756, which represents approximately 5.3% of net assets as of July 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s / Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	Made by	Received by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Loss

				3 month LIBOR
JP Morgan(a)	$68,000	09/05/2026	5.79%	floating	$(1,118,008)
				3 month LIBOR
Salomon Smith Barney(a)	72,000	09/05/2026	5.80	floating	(1,226,550)

TOTAL					$(2,344,558)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows are September 5, 2006.

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,065,138,226

Gross unrealized gain	287,165,932
Gross unrealized loss	(22,104,968)

Net unrealized security gain	$265,060,964

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.